UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:  BlackRock Strategic Global Bond Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Germany — 0.0%
Deutsche Bank AG (a)		3,800	$65,208
United States — 0.1%
Bank of America Corp.		3,425	80,796
Citigroup, Inc.		420	25,124
Goldman Sachs Group, Inc.		105	24,121
HealthSouth Corp.		122	5,223
JPMorgan Chase & Co.		300	26,352

			161,616
Total Common Stocks — 0.1%			226,824

Asset-Backed Securities — 0.1%	Par (000)
United States — 0.1%
Navient Private Education Loan Trust, Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(c)	USD	125	112,313

Corporate Bonds
Argentina — 0.8%
Arcor SAIC, 6.00%, 7/06/23 (c)		97	103,063
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (c)		13	13,325
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (c)		240	254,558
Genneia SA, 8.75%, 1/20/22 (c)		89	92,783
Pampa Energia SA, 7.50%, 1/24/27 (c)		370	374,717
Petrobras Argentina SA, 7.38%, 7/21/23 (c)		184	192,050
YPF SA:
8.88%, 12/19/18 (c)		321	349,248
8.50%, 3/23/21 (c)		43	47,115
8.50%, 7/28/25		20	21,694

			1,448,553
Australia — 0.3%
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23 (c)		220	233,407
Westpac Banking Corp., 2.15%, 3/06/20		243	243,145

			476,552
Austria — 0.3%
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (c)		320	325,920

Corporate Bonds	Par (000)		Value
Austria (continued)
Raiffeisen Bank International AG, 4.50%, 2/21/25 (b)	EUR	200	$225,437

			551,357
Brazil — 1.0%
Petrobras International Finance Co.
5.75%, 1/20/20	USD	91	95,550
5.38%, 1/27/21		1,617	1,659,851

			1,755,401
British Virgin Islands — 0.6%
Central American Bottling Corp., 5.75%, 1/31/27 (c)		260	269,480
Huarong Finance Co., Ltd., 4.00%, 7/17/19		200	203,584
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20		240	238,920
3.25%, 4/28/25		200	195,061
State Grid Overseas Investment 2014 Ltd., 2.75%, 5/07/19		200	202,396

			1,109,441
Canada — 0.4%
Stoneway Capital Corp., 10.00%, 3/01/27 (c)		470	490,107
TELUS Corp., 3.70%, 9/15/27		135	135,062
Transcanada Trust, Series 16-A, 5.88%, 8/15/76 (b)		62	65,797

			690,966
Cayman Islands — 1.0%
Azure Orbit II International Finance Ltd., 3.38%, 4/25/19		200	203,918
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20		100	108,527
Saudi Electricity Global Sukuk Co., 4.21%, 4/03/22		200	211,260
Seagate HDD Cayman, 4.25%, 3/01/22 (c)		228	225,811
Suzano Trading Ltd., 5.88%, 1/23/21 (c)		174	185,362
Tecnoglass, Inc., 8.20%, 1/31/22 (c)		495	517,275
Vale Overseas Ltd.:
5.88%, 6/10/21		100	107,162
4.38%, 1/11/22		75	76,245
6.88%, 11/21/36		50	53,755
XLIT Ltd., 2.30%, 12/15/18		50	50,317

			1,739,632
Chile — 0.4%
Banco Santander Chile, 1.00%, 7/31/17	CHF	50	50,172
Cencosud SA, 5.50%, 1/20/21 (c)	USD	150	161,787

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Chile (continued)
Corp. Nacional del Cobre de Chile, 3.88%, 11/03/21 (c)	USD	200	$209,546
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24		50	51,379
GNL Quintero SA, 4.63%, 7/31/29 (c)		200	204,500

			677,384
China — 0.3%
Agricultural Bank of China Ltd., 2.13%, 10/20/18		200	199,914
Bank of China Ltd., 2.13%, 6/30/18		200	199,995
Industrial & Commercial Bank of China Ltd., 2.00%, 5/27/18		200	199,811

			599,720
Colombia — 0.2%
Ecopetrol SA:
5.88%, 9/18/23		200	216,750
4.13%, 1/16/25		100	96,850

			313,600
France — 0.9%
BNP Paribas SA (c):
3.80%, 1/10/24		200	199,025
4.63%, 3/13/27		395	394,898
Casino Guichard Perrachon SA, 4.50%, 3/07/24	EUR	100	115,603
Credit Agricole SA, 3.38%, 1/10/22 (c)	USD	250	250,010
HSBC Holdings PLC, 2.65%, 1/05/22		320	315,924
mFinance France SA, 2.38%, 4/01/19	EUR	25	27,753
Suez, 1.50%, 4/03/29 (d)		200	211,456
Teleperformance, 1.50%, 4/03/24 (d)		100	106,285

			1,620,954
Germany — 0.2%
Bertelsmann SE & Co. KGaA, 3.00%, 4/23/75 (b)		100	107,683
Deutsche Bank AG, 4.25%, 10/14/21 (c)	USD	185	189,601

			297,284
Hong Kong — 0.2%
CITIC Ltd., 6.63%, 4/15/21		100	113,432
ICBCIL Finance Co. Ltd., 2.13%, 9/29/19		200	196,739

			310,171

Corporate Bonds	Par (000)		Value
India — 0.1%
ICICI Bank Ltd., 5.75%, 11/16/20	USD	100	$109,580
ONGC Videsh Ltd., 2.75%, 7/15/21	EUR	100	113,145

			222,725
Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21	USD	200	214,480
Ireland — 0.5%
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	250	279,102
Fresenius Finance Ireland PLC, 1.50%, 1/30/24		75	81,518
Johnson Controls International PLC, 4.50%, 2/15/47	USD	13	13,194
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19		300	297,838
2.40%, 9/23/21		244	238,611

			910,263
Italy — 0.1%
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (c)		200	193,819
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		96	96,627
Mizuho Financial Group, Inc., 2.95%, 2/28/22		299	299,107
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (c)		202	201,704

			597,438
Jersey — 0.5%
UBS Group Funding Jersey Ltd. (c):
3.00%, 4/15/21		250	250,434
2.65%, 2/01/22		600	588,221

			838,655
Kazakhstan — 0.1%
KazMunayGas National Co. JSC, 9.13%, 7/02/18		150	161,599
Luxembourg — 0.5%
Actavis Funding SCS, 3.80%, 3/15/25		250	252,281
Medtronic Global Holdings SCA, 3.35%, 4/01/27		88	88,625

2	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
Luxembourg (continued)
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (c)	USD	456	$469,680

			810,586
Malaysia — 0.1%
Petronas Global Sukuk Ltd., 2.71%, 3/18/20		200	201,423
Mexico — 0.7%
America Movil SAB de C.V.:
5.00%, 3/30/20		100	107,187
3.00%, 7/12/21	EUR	100	116,783
5.75%, 6/28/30	GBP	50	80,217
6.38%, 3/01/35	USD	50	58,672
Grupo Bimbo SAB de C.V., 4.50%, 1/25/22		100	105,329
Grupo Televisa SAB, 8.50%, 3/11/32		50	63,502
Petroleos Mexicanos:
6.38%, 2/04/21		100	108,473
1.88%, 4/21/22	EUR	100	103,230
4.63%, 9/21/23	USD	263	264,512
4.88%, 1/18/24		190	191,710
6.88%, 8/04/26		60	66,600

			1,266,215
Netherlands — 3.0%
ABN AMRO Bank NV, 4.40%, 3/27/28 (b)		400	402,098
ASML Holding NV, 1.63%, 5/28/27	EUR	100	107,108
ATF Netherlands BV, 1.50%, 7/15/24		100	102,505
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21		100	115,643
Deutsche Telekom International Finance BV (c):
2.82%, 1/19/22	USD	400	397,698
3.60%, 1/19/27		300	298,688
ING Groep NV, 3.15%, 3/29/22		325	325,758
Majapahit Holding BV, 7.75%, 1/20/20		100	112,820
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (c)		300	311,250
Petrobras Global Finance BV:
4.88%, 3/17/20		91	93,330
8.38%, 5/23/21		1,569	1,772,185
8.75%, 5/23/26		43	49,772
7.38%, 1/17/27		96	101,491
6.85%, 6/05/15		90	80,212

Corporate Bonds	Par (000)		Value
Netherlands (continued)
Siemens Financieringsmaatschappij NV (c):
3.13%, 3/16/24	USD	275	$276,967
3.40%, 3/16/27		400	403,548
Volkswagen International Finance NV:
1.13%, 10/02/23	EUR	200	213,832
1.88%, 3/30/27		200	214,979

			5,379,884
Peru — 0.0%
Banco de Credito del Peru, 4.25%, 4/01/23	USD	75	77,625
South Korea — 0.1%
Korea Gas Corp., 1.88%, 7/18/21		200	193,107
Spain — 0.4%
Bankia SA, 3.38%, 3/15/27 (b)	EUR	100	107,566
CaixaBank SA, 3.50%, 2/15/27 (b)		200	219,296
Telefonica Emisiones SAU:
4.10%, 3/08/27	USD	200	201,411
5.21%, 3/08/47		225	227,760

			756,033
Sweden — 0.1%
SCA Hygiene AB:
1.13%, 3/27/24	EUR	100	107,775
1.63%, 3/30/27		150	162,469

			270,244
Switzerland — 0.5%
Credit Suisse AG/New York, 5.40%, 1/14/20	USD	100	107,298
Credit Suisse Group AG, 3.57%, 1/09/23 (c)		250	249,605
UBS Group Funding Switzerland AG (c):
3.49%, 5/23/23		250	251,613
4.25%, 3/23/28		200	202,866

			811,382
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (c)		200	200,540
United Kingdom — 1.3%
Barclays PLC:
3.68%, 1/10/23		230	231,090
5.20%, 5/12/26		400	409,166
Lloyds Banking Group PLC:
3.10%, 7/06/21		200	201,643
3.00%, 1/11/22		290	288,343
4.65%, 3/24/26		250	254,729

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23	USD	253	$249,347
Santander UK Group Holdings PLC, 2.88%, 8/05/21		250	246,746
Santander UK PLC, 5.00%, 11/07/23 (c)		200	208,392
Smiths Group PLC, 2.00%, 2/23/27	EUR	100	108,495
Trinity Acquisition PLC, 4.40%, 3/15/26	USD	135	138,378

			2,336,329
United States — 13.9%
AbbVie, Inc.:
2.85%, 5/14/23		125	122,637
4.70%, 5/14/45		50	49,868
Actavis Funding SCS, 3.00%, 3/12/20		310	315,291
Air Lease Corp., 3.63%, 4/01/27		50	48,597
Altice US Finance I Corp., 5.38%, 7/15/23 (c)		200	206,250
American International Group, Inc., 3.75%, 7/10/25		100	99,442
American Tower Corp.:
2.80%, 6/01/20		500	503,601
3.30%, 2/15/21		37	37,519
2.25%, 1/15/22		196	189,148
3.50%, 1/31/23		175	176,035
1.38%, 4/04/25	EUR	100	105,987
4.40%, 2/15/26	USD	8	8,276
Amphenol Corp. (d):
2.20%, 4/01/20		84	83,947
3.20%, 4/01/24		21	21,029
Anadarko Petroleum Corp., 4.85%, 3/15/21		30	32,093
Analog Devices, Inc.:
3.50%, 12/05/26		400	396,150
4.50%, 12/05/36		15	14,930
5.30%, 12/15/45		150	166,048
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/01/26		130	131,456
4.00%, 1/17/43		50	47,328
Apache Corp.:
3.63%, 2/01/21		50	51,650
2.63%, 1/15/23		50	48,144
Apple, Inc.:
3.00%, 2/09/24		84	84,722
3.35%, 2/09/27		89	90,065
4.25%, 2/09/47		46	46,738
Applied Materials, Inc.:
3.30%, 4/01/27		101	101,401
4.35%, 4/01/47		53	53,656

Corporate Bonds	Par (000)		Value
United States (continued)
Arch Capital Group US, Inc., 4.01%, 12/15/26	USD	60	$61,523
AT&T, Inc.:
3.20%, 3/01/22		164	165,547
3.95%, 1/15/25		75	75,633
3.40%, 5/15/25		50	48,296
4.25%, 3/01/27		200	202,216
5.25%, 3/01/37		94	95,829
4.75%, 5/15/46		115	107,305
5.45%, 3/01/47		71	72,580
Bank of America Corp.:
2.00%, 1/11/18		100	100,256
2.50%, 10/21/22		305	297,312
4.00%, 4/01/24		50	51,840
3.88%, 8/01/25		50	50,886
4.45%, 3/03/26		40	41,022
3.25%, 10/21/27		194	184,657
3.82%, 1/20/28 (b)		100	100,168
5.00%, 1/21/44		50	54,490
4.44%, 1/20/48 (b)		200	201,293
Series L, 3.95%, 4/21/25		50	49,783
Series L, 4.18%, 11/25/27		200	200,727
Bank of New York Mellon Corp., 3.44%, 2/07/28 (b)		200	201,521
Broadcom Corp./Broadcom Cayman Finance Ltd. (c):
2.38%, 1/15/20		572	571,931
3.00%, 1/15/22		498	497,366
3.63%, 1/15/24		331	333,439
3.88%, 1/15/27		425	427,241
Capital One Financial Corp., 3.75%, 7/28/26		62	60,039
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26 (c)		30	31,500
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		20	20,950
CF Industries, Inc., 4.50%, 12/01/26 (c)		150	152,355
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		150	154,296
4.91%, 7/23/25		75	79,250
6.48%, 10/23/45		125	143,917
5.38%, 5/01/47 (c)(d)		114	114,520
Cigna Corp., 3.25%, 4/15/25		75	74,135
Citigroup, Inc.:
3.20%, 10/21/26		125	119,570
3.89%, 1/10/28 (b)		216	216,963
4.13%, 7/25/28		165	162,253
4.75%, 5/18/46		110	108,667
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		30	31,200

4	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25	USD	200	$197,932
Comcast Corp.:
2.35%, 1/15/27		186	170,427
3.40%, 7/15/46		65	55,616
Cox Communications, Inc., 3.35%, 9/15/26 (c)		193	186,723
Crown Castle International Corp.:
3.40%, 2/15/21		8	8,138
2.25%, 9/01/21		70	68,050
5.25%, 1/15/23		30	32,737
3.70%, 6/15/26		9	8,832
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		45	45,450
Devon Energy Corp., 4.00%, 7/15/21		50	51,599
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
3.48%, 6/01/19		30	30,741
4.42%, 6/15/21		30	31,372
5.45%, 6/15/23		30	32,370
6.02%, 6/15/26		40	43,607
Discover Financial Services, 4.10%, 2/09/27		119	119,040
Discovery Communications LLC:
4.95%, 5/15/42		55	49,703
4.88%, 4/01/43		60	54,351
Dominion Gas Holdings LLC, 4.60%, 12/15/44		19	19,052
Duke Energy Corp.:
3.55%, 9/15/21		135	139,968
3.75%, 9/01/46		31	27,831
DXC Technology Co., 4.25%, 4/15/24 (c)		105	106,767
Eaton Corp.:
2.75%, 11/02/22		30	29,791
4.15%, 11/02/42		50	49,280
Emera US Finance LP, 2.15%, 6/15/19		63	62,981
Energy Transfer Partners LP:
4.90%, 3/15/35		50	47,849
6.05%, 6/01/41		50	51,757
Enterprise Products Operating LLC, 3.75%, 2/15/25		81	81,462
Exelon Corp.:
2.45%, 4/15/21		111	109,671
3.50%, 6/01/22 (d)		120	121,108
FedEx Corp.:
4.75%, 11/15/45		128	131,092
4.55%, 4/01/46		22	21,983
First Data Corp., 5.00%, 1/15/24 (c)		55	55,963
Ford Motor Co., 5.29%, 12/08/46		111	110,745

Corporate Bonds	Par (000)		Value
United States (continued)
Forest Laboratories LLC, 5.00%, 12/15/21 (c)	USD	100	$108,363
GATX Corp., 3.85%, 3/30/27		37	36,705
General Motors Financial Co., Inc.:
3.50%, 7/10/19		75	77,053
3.20%, 7/06/21		137	137,520
Gilead Sciences, Inc., 4.15%, 3/01/47		250	233,143
Goldman Sachs Group, Inc.:
2.35%, 11/15/21		306	299,691
3.75%, 5/22/25		225	227,774
4.25%, 10/21/25		50	50,965
3.50%, 11/16/26		168	164,240
3.85%, 1/26/27		147	147,717
6.45%, 5/01/36		25	29,817
Great Plains Energy, Inc., 3.90%, 4/01/27		100	100,974
Harris Corp., 2.70%, 4/27/20		300	302,759
HD Supply, Inc., 5.75%, 4/15/24 (c)		50	52,590
Hess Corp., 5.80%, 4/01/47		60	62,008
Humana, Inc.:
3.95%, 3/15/27		50	51,124
4.80%, 3/15/47		45	47,043
Hyundai Capital America (c)(d):
2.55%, 4/03/20		157	157,002
3.10%, 4/05/22		345	344,241
JPMorgan Chase & Co.:
2.70%, 5/18/23		200	196,003
2.27%, 10/24/23 (b)		400	409,172
3.63%, 5/13/24		185	189,199
3.63%, 12/01/27		150	145,526
3.78%, 2/01/28 (b)		200	201,887
Lam Research Corp.:
2.80%, 6/15/21		200	200,729
3.80%, 3/15/25		47	47,180
Lockheed Martin Corp., 4.07%, 12/15/42		150	147,249
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/23		10	10,186
4.35%, 1/30/47		16	16,204
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (c)		83	83,371
McDonald’s Corp.:
3.50%, 3/01/27		150	150,322
4.45%, 3/01/47		100	100,333
Microsoft Corp.:
3.30%, 2/06/27		170	172,609
4.25%, 2/06/47		70	71,754
4.50%, 2/06/57		110	113,243
Monsanto Co., 3.95%, 4/15/45		35	31,914
Morgan Stanley:
1.88%, 1/05/18		100	100,176

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Corporate Bonds	Par (000)		Value
United States (continued)
Morgan Stanley (continued):
2.80%, 6/16/20	USD	150	$151,819
2.50%, 4/21/21		121	120,347
2.63%, 11/17/21		257	255,306
2.44%, 10/24/23 (b)		300	306,366
3.88%, 1/27/26		81	82,077
3.63%, 1/20/27		160	158,831
3.95%, 4/23/27		50	49,519
4.38%, 1/22/47		255	255,185
MPLX LP:
4.13%, 3/01/27		49	48,788
5.20%, 3/01/47		113	113,708
Newmont Mining Corp., 4.88%, 3/15/42		100	99,940
NVIDIA Corp.:
2.20%, 9/16/21		711	696,395
3.20%, 9/16/26		221	214,360
Oracle Corp.:
2.65%, 7/15/26		125	119,026
4.13%, 5/15/45		100	97,196
Pemex Project Funding Master Trust, 6.63%, 6/15/35		150	154,515
Penske Truck Leasing Co. LP/PTL Finance Corp. (c):
3.40%, 11/15/26		84	80,749
4.20%, 4/01/27		320	325,815
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		25	25,752
Post Holdings, Inc., 7.75%, 3/15/24 (c)		30	33,081
Principal Financial Group, Inc.:
3.10%, 11/15/26		45	43,816
4.30%, 11/15/46		24	24,155
Reliance Holding USA, Inc., 5.40%, 2/14/22		250	272,797
Reynolds American, Inc.:
4.00%, 6/12/22		150	157,435
4.45%, 6/12/25		130	136,839
5.85%, 8/15/45		75	88,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20		30	30,863
Rockwell Collins, Inc. (d):
2.80%, 3/15/22		276	276,375
3.20%, 3/15/24		111	110,873
4.35%, 4/15/47		31	30,959
RPM International, Inc.:
3.75%, 3/15/27		150	149,925
5.25%, 6/01/45		150	162,456
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		460	499,055
5.63%, 3/01/25		70	75,890

Corporate Bonds	Par (000)		Value
United States (continued)
Sabine Pass Liquefaction LLC (continued):
4.20%, 3/15/28 (c)	USD	64	$63,220
Southern Copper Corp., 5.88%, 4/23/45		60	62,212
Spectrum Brands, Inc., 5.75%, 7/15/25		10	10,575
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (c)		200	199,500
T-Mobile USA, Inc., 6.00%, 4/15/24		30	31,988
Time Warner Cable, Inc.:
8.25%, 4/01/19		50	55,743
4.50%, 9/15/42		50	45,314
Time Warner, Inc.:
3.80%, 2/15/27		135	133,528
4.65%, 6/01/44		7	6,618
4.85%, 7/15/45		88	85,586
Total System Services, Inc., 3.75%, 6/01/23		65	65,233
Verizon Communications, Inc.:
2.63%, 8/15/26		85	77,617
4.13%, 3/16/27		140	142,372
4.40%, 11/01/34		50	47,315
4.13%, 8/15/46		140	120,801
5.50%, 3/16/47		160	167,703
4.52%, 9/15/48		50	45,298
5.01%, 4/15/49 (c)		120	116,537
4.67%, 3/15/55		65	58,045
Viacom, Inc., 4.38%, 3/15/43		75	65,008
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		70	71,403
Wells Fargo & Co.:
1.96%, 2/11/22 (b)		350	352,024
3.07%, 1/24/23		180	181,095
4.48%, 1/16/24		150	159,828
3.30%, 9/09/24		145	145,223
3.00%, 10/23/26		100	95,745
4.40%, 6/14/46		55	53,266
4.75%, 12/07/46		157	160,394
Western Union Co., 3.60%, 3/15/22		150	151,070
ZF North America Capital, Inc., 2.75%, 4/27/23	EUR	100	113,588

			24,798,400
Total Corporate Bonds — 29.0%			51,831,762

6	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Argentina — 3.9%
Argentina Bogar Bonds, 2.00%, 2/04/18 (b)	ARS	35	$1,614
Argentina Bonar Bonds, 9.00%, 11/29/18	USD	1	365
Argentine Bonos del Tesoro:
22.75%, 3/05/18	ARS	7,064	478,572
21.20%, 9/19/18		14,129	958,924
18.20%, 10/03/21		1,148	73,113
16.00%, 10/17/23		2,031	139,620
Argentine Republic Government International Bond:
6.25%, 4/22/19 (c)	USD	3,354	3,538,470
6.88%, 4/22/21		150	161,100
5.63%, 1/26/22 (c)		1,259	1,289,216
5.83%, 12/31/33 (b)	ARS	136	66,731
7.82%, 12/31/33	EUR	267	299,767

			7,007,492
Australia — 0.8%
Australia Government Bond:
5.50%, 1/21/18	AUD	240	189,136
3.25%, 10/21/18		100	78,229
4.50%, 4/15/20		270	221,898
5.75%, 7/15/22		320	286,873
2.75%, 4/21/24		130	100,971
4.75%, 4/21/27		220	198,157
2.25%, 5/21/28		90	65,116
3.75%, 4/21/37		80	64,987
3.00%, 3/21/47		304	206,284

			1,411,651
Brazil — 2.5%
Brazil Letras do Tesouro Nacional (e):
0.00%, 1/01/19	BRL	4,000	1,091,218
0.00%, 7/01/20		2,000	471,886
Brazil Notas do Tesouro Nacional:
Serie B, 6.00%, 5/15/21		1,100	1,094,412
Serie F, 10.00%, 1/01/19		1,000	322,229
Serie F, 10.00%, 1/01/21		2,500	804,096
Serie F, 10.00%, 1/01/25		2,200	702,836

			4,486,677
Bulgaria — 0.1%
Bulgaria Government International Bond, 2.00%, 3/26/22	EUR	100	113,244
Canada — 1.4%
Canadian Government Bond:
1.25%, 3/01/18	CAD	440	332,638
5.75%, 6/01/33		170	190,652
5.00%, 6/01/37		90	97,289
4.00%, 6/01/41		280	274,439
3.50%, 12/01/45		60	55,828
2.75%, 12/01/48		120	98,944

Foreign Agency Obligations	Par (000)		Value
Canada (continued)
Province of Alberta Canada, 1.35%, 9/01/21	CAD	670	$498,380
Province of Ontario Canada:
4.40%, 6/02/19		730	587,672
4.20%, 6/02/20		340	278,315

			2,414,157
Chile — 0.1%
Chile Government International Bond, 3.13%, 1/21/26	USD	107	108,658
China — 0.2%
China Development Bank Corp., 1.63%, 6/22/19		200	197,433
Export-Import Bank of China, 2.00%, 4/26/21		200	194,425

			391,858
Colombia — 0.9%
Colombia Government International Bond:
11.75%, 2/25/20		10	12,620
4.38%, 7/12/21		620	657,200
5.63%, 2/26/44		200	217,500
Colombian TES:
7.00%, 9/11/19	COP	400,000	142,346
7.00%, 5/04/22		570,000	204,861
10.00%, 7/24/24		480,000	200,250
6.00%, 4/28/28		390,000	127,578
7.75%, 9/18/30		220,000	82,699

			1,645,054
Czech Republic — 0.3%
Czech Republic Government Bond:
4.60%, 8/18/18	CZK	1,000	42,272
1.50%, 10/29/19		2,500	102,853
4.70%, 9/12/22		1,800	88,267
5.70%, 5/25/24		2,800	150,877
2.50%, 8/25/28		1,400	63,285
4.20%, 12/04/36		500	29,165

			476,719
Denmark — 0.2%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	112,113
1.50%, 11/15/23		500	78,578
1.75%, 11/15/25		500	80,463
4.50%, 11/15/39		450	108,797

			379,951
Egypt — 0.7%
Egypt Government International Bond:
5.75%, 4/29/20	USD	702	730,080

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Egypt (continued)
Egypt Government International Bond (continued):
8.50%, 1/31/47	USD	490	$526,750

			1,256,830
France — 2.0%
France Government Bond OAT:
0.01%, 2/25/18	EUR	360	385,660
0.01%, 5/25/20		400	430,585
0.25%, 11/25/20		150	162,607
2.25%, 10/25/22		500	594,101
2.25%, 5/25/24		130	155,853
0.50%, 5/25/25		260	273,013
3.50%, 4/25/26		450	591,155
2.50%, 5/25/30		40	48,902
1.50%, 5/25/31		190	205,823
5.75%, 10/25/32		100	171,392
1.25%, 5/25/36 (c)		150	148,966
4.00%, 10/25/38		100	150,684
4.50%, 4/25/41		50	81,136
3.25%, 5/25/45		95	129,102
4.00%, 4/25/60		60	96,806

			3,625,785
Germany — 0.6%
Bundesrepublik Deutschland:
3.50%, 7/04/19		190	222,254
2.00%, 8/15/23		100	121,942
1.00%, 8/15/25		130	149,381
4.75%, 7/04/34		120	211,706
4.25%, 7/04/39		190	338,742
2.50%, 8/15/46		55	79,011

			1,123,036
Greece — 0.2%
Hellenic Republic Government Bond (f):
3.00%, 2/24/23		29	25,356
3.00%, 2/24/24		29	24,799
3.00%, 2/24/25		29	24,677
3.00%, 2/24/26		29	24,078
3.00%, 2/24/27		29	24,055
3.00%, 2/24/28		29	23,089
3.00%, 2/24/29		29	22,439
3.00%, 2/24/30		29	22,059
3.00%, 2/24/31		29	21,676
3.00%, 2/24/32		29	21,342
3.00%, 2/24/33		29	21,024
3.00%, 2/24/34		29	20,797
3.00%, 2/24/35		29	20,499
3.00%, 2/24/36		29	20,322
3.00%, 2/24/37		29	20,270
3.00%, 2/24/38		29	20,201
3.00%, 2/24/39		29	20,167
3.00%, 2/24/40		29	20,194

Foreign Agency Obligations	Par (000)		Value
Greece (continued)
Hellenic Republic Government Bond (f)(continued):
3.00%, 2/24/41	EUR	29	$20,139
3.00%, 2/24/42		29	20,223

			437,406
Hungary — 0.3%
Hungary Government Bond:
3.50%, 6/24/20	HUF	40,000	149,649
2.50%, 10/27/21		35,000	124,736
3.00%, 6/26/24		30,000	104,646
Hungary Government International Bond, 5.38%, 3/25/24	USD	200	222,587

			601,618
India — 0.1%
Export-Import Bank of India, 3.13%, 7/20/21		200	201,345
Indonesia — 2.0%
Indonesia Government International Bond:
7.88%, 4/15/19	IDR	2,000,000	153,390
5.88%, 3/13/20	USD	310	338,984
2.88%, 7/08/21	EUR	100	113,921
3.38%, 4/15/23	USD	350	349,553
4.75%, 1/08/26		200	212,969
Indonesia Treasury Bond:
8.38%, 3/15/24	IDR	4,000,000	319,362
8.38%, 9/15/26		2,400,000	195,415
7.00%, 5/15/27		13,205,000	986,002
9.00%, 3/15/29		3,000,000	249,377
8.75%, 5/15/31		2,000,000	166,598
8.38%, 3/15/34		2,670,000	211,789
8.25%, 5/15/36		1,200,000	95,142
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	USD	200	207,000

			3,599,502
Ireland — 0.2%
Ireland Government Bond:
5.00%, 10/18/20	EUR	70	88,437
3.40%, 3/18/24		70	89,354
1.00%, 5/15/26		50	53,364
2.40%, 5/15/30		30	35,704
1.70%, 5/15/37		88	91,214
2.00%, 2/18/45		20	20,986

			379,059
Israel — 0.4%
Israel Government Bond — Fixed:
2.25%, 5/31/19	ILS	850	248,442
3.75%, 3/31/24		500	157,764
1.75%, 8/31/25		530	144,496

8	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations	Par (000)		Value
Israel (continued)
Israel Government Bond — Fixed (continued):
5.50%, 1/31/42	ILS	300	$114,592

			665,294
Italy — 6.3%
Italy Buoni Poliennali Del Tesoro:
3.50%, 12/01/18	EUR	335	377,982
2.35%, 9/15/19		2,230	2,551,092
0.70%, 5/01/20		425	457,441
3.75%, 3/01/21		80	95,846
0.45%, 6/01/21		220	232,707
0.35%, 11/01/21		300	313,296
1.20%, 4/01/22		510	546,830
1.35%, 4/15/22		100	108,130
0.50%, 4/20/23		4,221	4,506,566
4.50%, 5/01/23		270	339,540
5.00%, 3/01/25 (c)		430	562,494
5.25%, 11/01/29		150	207,251
3.50%, 3/01/30 (c)		90	106,309
1.65%, 3/01/32 (c)		150	142,834
2.25%, 9/01/36 (c)		110	107,513
4.00%, 2/01/37		130	160,417
5.00%, 8/01/39		60	83,232
5.00%, 9/01/40		30	41,328
4.75%, 9/01/44 (c)		100	134,763
3.25%, 9/01/46 (c)		120	128,177

			11,203,748
Japan — 2.9%
Japanese Government CPI Linked Bond, 0.10%, 3/10/26	JPY	542,613	5,139,543
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 7/21/25	USD	200	217,240
Kuwait — 1.2%
Kuwait International Government Bond:
2.75%, 3/20/22		200	200,410
2.75%, 3/20/22 (c)		1,441	1,443,954
3.50%, 3/20/27 (c)		483	488,434

			2,132,798
Lebanon — 0.4%
Lebanon Government International Bond, 6.85%, 3/23/27		623	635,460
Malaysia — 0.8%
Malaysia Government Bond:
3.31%, 10/31/17	MYR	300	67,799
3.66%, 10/15/20		1,900	428,183
3.80%, 9/30/22		350	78,434
3.96%, 9/15/25		760	168,773

Foreign Agency Obligations	Par (000)		Value
Malaysia (continued)
Malaysia Government Bond (continued):
3.90%, 11/30/26	MYR	300	$66,396
4.50%, 4/15/30		600	135,607
4.25%, 5/31/35		200	43,012
Malaysia Government Investment Issue:
3.58%, 5/15/20		1,000	224,523
4.44%, 5/22/24		700	160,632

			1,373,359
Mexico — 0.9%
Mexican Bonos, 5.75%, 3/05/26	MXN	30	146,667
Mexico Government International Bond:
2.38%, 4/09/21	EUR	100	113,236
1.88%, 2/23/22		150	165,224
4.00%, 10/02/23	USD	150	154,500
1.63%, 3/06/24	EUR	100	105,664
1.38%, 1/15/25		200	205,288
4.15%, 3/28/27	USD	200	203,400
6.05%, 1/11/40		100	114,250
4.60%, 1/23/46		200	191,500
5.75%, 10/12/49		134	133,330

			1,533,059
New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 5/15/21	NZD	140	111,507
2.75%, 4/15/25		100	68,343
2.50%, 9/20/35		76	55,856

			235,706
Norway — 0.0%
Norway Government Bond, 2.00%, 5/24/23 (c)	NOK	600	73,210
Oman — 0.1%
Oman Government International Bond, 3.63%, 6/15/21	USD	200	202,348
Panama — 0.1%
Panama Government International Bond:
5.20%, 1/30/20		150	162,000
6.70%, 1/26/36		50	63,000

			225,000
Peru — 0.2%
Peru Government Bond:
6.35%, 8/12/28	PEN	430	134,553
6.95%, 8/12/31		330	108,949
Peruvian Government International Bond	USD	130	196,625

			440,127

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Philippines — 0.7%
Philippine Government Bond:
3.50%, 3/20/21	PHP	16,000	$309,674
3.63%, 9/09/25		5,000	92,437
3.63%, 3/21/33		8,500	141,052
8.13%, 12/16/35		3,000	81,421
Philippine Government International Bond:
4.00%, 1/15/21	USD	280	297,639
4.20%, 1/21/24		200	216,496
6.38%, 10/23/34		100	132,807

			1,271,526
Poland — 0.0%
Poland Government International Bond, 1.00%, 9/17/21	CHF	80	83,502
Qatar — 0.2%
Qatar Government International Bond, 3.25%, 6/02/26	USD	300	298,125
Romania — 0.3%
Romania Government Bond:
5.75%, 4/29/20	RON	600	155,734
3.50%, 12/19/22		400	95,532
Romanian Government International Bond:
4.63%, 9/18/20	EUR	80	98,024
6.75%, 2/07/22	USD	100	115,950
2.75%, 10/29/25	EUR	100	112,654

			577,894
Russia — 7.0%
Russian Federal Bond — OFZ:
7.60%, 4/14/21	RUB	18,000	317,125
7.50%, 8/18/21		263,012	4,612,402
7.75%, 9/16/26		45,950	808,733
8.15%, 2/03/27		218,977	3,990,274
7.05%, 1/19/28		162,872	2,718,245

			12,446,779
Singapore — 0.1%
Singapore Government Bond:
2.75%, 7/01/23	SGD	160	119,698
2.38%, 6/01/25		60	43,707
2.75%, 3/01/46		40	30,303

			193,708
Slovenia — 0.1%
Slovenia Government Bond, 2.13%, 7/28/25	EUR	32	37,478
Slovenia Government International Bond, 4.13%, 2/18/19 (c)	USD	200	207,199

			244,677

Foreign Agency Obligations		Par (000)	Value
South Africa — 0.7%
Republic of South Africa Government Bond:
8.00%, 12/21/18	ZAR	1,800	$134,904
10.50%, 12/21/26		5,261	433,560
8.25%, 3/31/32		2,200	148,607
8.88%, 2/28/35		4,300	301,341
8.75%, 2/28/48		3,200	215,738

			1,234,150
South Korea — 0.8%
Korea Treasury Bond:
2.75%, 9/10/19	KRW	400,000	366,984
3.38%, 9/10/23		230,000	222,431
2.25%, 6/10/25		200,000	180,387
2.25%, 12/10/25		200,000	179,951
4.00%, 12/10/31		140,000	151,726
2.63%, 9/10/35		135,000	126,256
3.00%, 12/10/42		80,000	80,358
2.00%, 3/10/46		70,000	58,055

			1,366,148
Spain — 0.9%
Spain Government Bond:
3.75%, 10/31/18	EUR	100	113,486
2.75%, 4/30/19		160	181,074
5.85%, 1/31/22 (c)		360	484,255
1.30%, 10/31/26 (c)		100	104,332
5.75%, 7/30/32		230	360,331
2.35%, 7/30/33 (c)		216	231,731
4.20%, 1/31/37 (c)		60	80,964
4.90%, 7/30/40 (c)		50	73,845

			1,630,018
Sweden — 0.2%
Sweden Government Bond:
3.50%, 6/01/22	SEK	1,100	145,254
1.00%, 11/12/26		960	111,020
3.50%, 3/30/39		250	37,999
Sweden Government International Bond, 1.00%, 10/05/18 (c)	USD	100	99,457

			393,730
Thailand — 0.8%
Thailand Government Bond:
5.63%, 1/12/19	THB	2,500	77,837
3.65%, 12/17/21		14,500	451,772
3.85%, 12/12/25		16,500	526,954
4.26%, 12/12/37		11,000	364,848
4.68%, 6/29/44		2,000	70,620

			1,492,031

10	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	168	$185,531
Turkey — 1.4%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	200	199,300
Turkey Government Bond:
8.50%, 7/10/19	TRY	400	104,693
9.20%, 9/22/21		900	232,587
9.50%, 1/12/22		500	130,556
8.80%, 9/27/23		2,450	612,087
8.00%, 3/12/25		900	211,971
Turkey Government International Bond:
5.88%, 4/02/19	EUR	70	81,731
7.00%, 6/05/20	USD	844	920,914

			2,493,839
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 2.13%, 5/03/21		200	198,000
United Kingdom — 3.0%
United Kingdom Gilt:
1.75%, 9/07/22	GBP	200	267,141
5.00%, 3/07/25		270	446,429
4.75%, 12/07/30		140	249,517
4.50%, 9/07/34		250	451,711
1.75%, 9/07/37		60	75,449
4.75%, 12/07/38		30	58,372
4.25%, 9/07/39		150	275,684
4.25%, 12/07/40		170	316,586
3.25%, 1/22/44		165	271,650
3.50%, 1/22/45		1,081	1,869,113
1.50%, 7/22/47		60	71,359
4.25%, 12/07/49		110	226,437
3.75%, 7/22/52		110	215,390
4.25%, 12/07/55		90	198,659
4.00%, 1/22/60		20	43,983
2.50%, 7/22/65		90	148,197
3.50%, 7/22/68		60	126,244

			5,311,921
Uruguay — 0.1%
Uruguay Government International Bond, 5.10%, 6/18/50	USD	100	96,125
Total Foreign Agency Obligations — 46.5%			83,254,638

Investment Companies		Shares	Value
Financial Select Sector SPDR Fund		15,500	$367,815
iShares JP Morgan USD Emerging Markets Bond ETF (g)		6,665	757,810
iShares MSCI Emerging Markets ETF (g)		11,000	433,290
PowerShares QQQ Trust Series 1		4,800	635,424
Total Investment Companies — 1.2%			2,194,339

Municipal Bonds		Par (000)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (c)	USD	180	186,410
New York City Water & Sewer System, Refunding RB, Fiscal 2014, Series CC-1, 5.00%, 6/15/47		160	179,269
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		20	22,562
State of California, GO, Build America Bonds, Various Purposes, 7.60%, 11/01/40		50	74,594
State of Illinois, GO, Pension, 5.10%, 6/01/33		50	45,553
University of California, RB, General, Series AQ, 4.77%, 5/15/15		21	19,989
Total Municipal Bonds — 0.3%			528,377

Non-Agency Mortgage-Backed Securities
United States — 1.4%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(c)		30	21,046
Chicago Skyscraper Trust, Series 2017 (b)(c):
Class D, 3.16%, 4/15/30		100	100,000
Class E, 4.21%, 4/15/30		470	470,000
Class F, 5.01%, 4/15/30		130	130,000
Citigroup Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.14%, 11/15/49		250	245,951
Series 2016-GC37, Class D, 2.79%, 4/10/49 (c)		365	244,255
Series 2016-P6, Class C, 4.29%, 12/10/49 (b)		265	267,643

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Non-Agency Mortgage-Backed Securities	Par (000)		Value
United States (continued)
COMM Mortgage Trust, Series 2016-DC2 (b):
Class B, 4.64%, 2/10/49	USD	100	$102,080
Class C, 4.64%, 2/10/49		100	96,244
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class B, 4.11%, 8/15/48 (b)		250	255,709
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.51%, 9/15/28 (b)(c)		341	346,398
VNDO Mortgage Trust, Series 2015-350P, Class E, 3.90%, 1/10/35 (b)(c)		275	253,066
Total Non-Agency Mortgage-Backed Securities — 1.4%			2,532,392

Preferred Securities
Capital Trusts
Canada — 0.2%
Transcanada Trust, 5.30%, 3/15/77 (b)		250	247,031
Germany — 0.1%
Danske Bank A/S, 6.13% (b)(h)		200	199,924
RWE AG, 3.50%, 4/21/75 (b)		25	25,144

			225,068
Luxembourg — 0.1%
SES SA, 5.63% (b)(h)		125	143,151
New Zealand — 0.1%
EFG International AG, 5.00%, 4/05/27 (b)		200	200,150
United Kingdom — 0.1%
SSE PLC, 4.75%, 9/16/77 (b)		200	201,700
United States — 0.3%
Barclays PLC, 7.88% (b)(h)		200	208,118
Northern Trust Corp., Series D, 4.60% (b)(h)		200	196,000
U.S. Bancorp, Series J, 5.30% (b)(h)		125	127,344

			531,462
Total Preferred Securities — 0.9%			1,548,562

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 15.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/30 - 3/01/32	USD	602	$603,603
3.00%, 10/01/30 - 4/01/47 (i)		6,709	6,724,730
3.50%, 7/01/29 - 5/01/47 (i)		2,698	2,768,697
4.00%, 4/01/29 - 4/01/47 (i)(j)		1,300	1,369,601
4.50%, 12/01/18 - 4/01/47 (i)		824	844,230
5.00%, 5/01/42 - 4/01/47 (i)		357	390,471
5.50%, 12/01/38		230	257,348
6.00%, 7/01/39 - 5/01/47 (i)		218	244,900
6.50%, 11/01/38		37	42,005
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/24 - 4/01/32 (i)		392	392,624
3.00%, 4/01/32 - 4/01/47 (i)		3,894	3,872,775
3.50%, 5/01/26 - 4/01/47 (i)		1,592	1,634,885
4.00%, 8/01/40 - 4/01/47 (i)		674	707,978
4.50%, 9/01/40 - 4/01/47 (i)		314	336,959
5.00%, 5/01/38 - 5/01/39		104	112,915
5.50%, 1/01/39		68	75,873
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/01/47 (i)		3,071	3,097,844
3.50%, 9/20/42 - 4/01/47 (i)		1,756	1,821,806
4.00%, 10/20/40 - 4/01/47 (i)		1,037	1,098,634
4.50%, 10/20/44 - 4/01/47 (i)		365	390,079
5.00%, 10/20/44		116	124,890
Total U.S. Government Sponsored Agency Securities — 15.0%			26,912,847

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.25%, 8/15/46 (j)		448	378,901
2.88%, 11/15/46 (j)		3,552	3,446,216
3.00%, 2/15/47		272	270,634
U.S. Treasury Inflation Indexed Bonds:
0.13%, 4/15/19		2,004	2,033,336
0.13%, 4/15/20		3,424	3,475,500
0.13%, 4/15/21 (j)		2,183	2,205,140
0.63%, 1/15/26		1,282	1,305,494
0.13%, 7/15/26		1,187	1,158,228
0.38%, 1/15/27 (j)		573	570,590
1.00%, 2/15/46		1,181	1,198,724
U.S. Treasury Notes:
0.75%, 10/31/18 (j)		6,420	6,374,861
1.13%, 2/28/19 (j)		11,000	10,975,074
1.13%, 8/31/21		1,147	1,111,492
1.13%, 9/30/21		690	667,064
1.75%, 11/30/21		5	4,967
2.00%, 12/31/21		1,305	1,309,996

12	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes (continued):
1.88%, 2/28/22 (j)	USD	1,100	$1,097,637
1.38%, 8/31/23		75	71,467
2.25%, 2/15/27 (j)		4,110	4,057,108
Total U.S. Treasury Obligations — 23.3%			41,712,429

Warrants	Shares
Germany — 0.0%
Deutsche Bank AG (Expires 4/20/17)		3,800	8,968
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000	15,750
Total Warrants — 0.0%			24,718
Total Long-Term Investments (Cost — $209,892,079) — 117.8%			210,879,201

Short-Term Securities	Par (000)
Certificates of Deposit — 1.7%
Yankee — 1.7%
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.65%, 8/11/17 (b)	USD	305	305,000
BNP Paribas SA, New York, 1.47%, 8/04/17		300	300,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank, New York, 1.54%, 8/16/17 (b)		350	350,000
Credit Industriel et Commercial, New York, 1.64%, 8/16/17 (b)		350	350,000
Credit Suisse, New York:
1.60%, 8/04/17		300	300,000
1.82%, 8/16/17 (b)		350	350,000
Societe Generale SA, New York, 1.60%, 8/31/17		350	350,000
Toronto-Dominion Bank, New York, 1.30%, 8/15/17 (b)		350	350,000
UBS AG, Stamford, 1.53%, 9/01/17		410	410,000
Total Certificates of Deposit — 1.7%			3,065,000

Borrowed Bond Agreements	Par (000)		Value
Barclays Bank PLC, 0.10%, Open (k) (Purchased on 12/5/16 to be repurchased at GBP 486,155. Collateralized by a Foreign Agency Obligation, 0.75%, 11/22/47, par and fair values of 205,000 and $644,784, respectively)	GBP	486	$609,133
Barclays Bank PLC, 0.15%, Open (k) (Purchased on 1/25/17 to be repurchased at GBP 1,006,268. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/46, par and fair values of GBP 610,000 and $1,310,655, respectively)		1,006	1,260,330
BNP Paribas SA, 0.55%, Open (k) (Purchased on 3/21/17 to be repurchased at $617,004. Collateralized by a U.S Treasury Obligation, 1.375%, 2/15/20 par and fair values of $620,000 and $618,038, respectively)	USD	617	616,900
BNP Paribas SA, 0.16%, Open (k) (Purchased on 11/4/16 to be repurchased at GBP 131,085. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/46, par and fair values of GBP 77,000 and $165,443, respectively)	GBP	131	164,667
BNP Paribas SA, 0.17%, Open (k) (Purchased on 11/07/16 to be repurchased at GBP 106,072. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/46, par and fair values of GBP 62,000 and $133,214, respectively)		106	132,833
BNP Paribas SA, 0.17%, Open (k) (Purchased on 11/08/16 to be repurchased at GBP 114,077. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/46, par and fair values of GBP 67,000 and $143,957, respectively)		114	142,874

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Borrowed Bond Agreements	Par (000)		Value
Citigroup Global Markets, LLC, (0.25)%, Open (k) (Purchased on 9/19/16 to be repurchased at $670,360. Collateralized by a Foreign Agency Obligation, 5.13%, 1/15/20, par and fair values of 600,000 and $648,600, respectively)	USD	671	$671,250
Citigroup Global Markets, LLC, 0.17%, Open (k) (Purchased on 11/04/16 to be repurchased at GBP 620,425. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of GBP 500,000 and $781,352, respectively)	GBP	620	776,762
Citigroup Global Markets, LLC, 0.17%, Open (k) (Purchased on 9/23/16 to be repurchased at GBP 623,559. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of GBP 500,000 and $781,352, respectively)		623	780,682
Citigroup Global Markets, LLC, 0.17%, Open (k) (Purchased on 3/15/17 to be repurchased at GBP 213,017. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of GBP 170,000 and $265,660, respectively)		213	266,731
Citigroup Global Markets, LLC, 0.18%, Open (k) (Purchased on 10/11/16 to be repurchased at GBP 1,274,089. Collateralized by a Foreign Agency Obligation, 0.13%, 3/22/26, par and fair values of GBP 1,000,000 and $1,562,702, respectively)		1,273	1,595,443

Borrowed Bond Agreements	Par (000)		Value
Credit Suisse Securities (USA) LLC, 0.87%, Open (k) (Purchased on 11/15/16 to be repurchased at $1,610,957. Collateralized by a U.S Treasury Obligation, 1.25%, 10/31/21, par and fair values of 1,635,000 and $1,589,207, respectively)	USD	1,604	$1,604,344
Total Borrowed Bond Agreements — 4.8%			8,621,949

Money Market Funds – 0.5%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.58% (g)(l)		934,040	934,040
Total Short-Term Securities (Cost — $12,606,134) — 7.0%			12,620,989
Options Purchased (Cost — $1,461,137) — 0.7%			1,331,220
Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $223,959,350) – 125.6%			224,831,410

Borrowed Bonds	Par (000)
Mexico Government International Bond, 5.13%, 1/15/20	USD	(600)	(648,600)
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/26	GBP	(2,232)	(3,391,066)
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/46		(841)	(1,753,269)
United Kingdom Gilt Inflation Linked, 0.75%, 11/22/47		(262)	(644,784)
US Treasury Note, 1.38%, 2/15/20	USD	(620)	(618,038)
US Treasury Note, 1.25%, 10/31/21		(1,635)	(1,589,207)
Total Borrowed Bonds (Cost — $8,610,342) — (4.8)%			(8,644,964)
Options Written (Premiums Received — $395,323) — (0.3)%			(610,915)

14	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

TBA Sale Commitments	Par (000)		Value
Fannie Mae Mortgage-Backed Securities (i):
2.50%, 4/01/32	USD	65	$(68,032)
3.00%, 4/01/47		4,325	(4,287,132)
3.50%, 4/01/32		619	(634,759)
4.00%, 4/01/32		3	(3,100)
4.50%, 5/01/47		318	(340,795)
5.00%, 4/01/47		21	(22,946)
5.50%, 4/01/47		25	(27,771)
6.00%, 4/01/47		61	(68,978)
Freddie Mac Mortgage-Backed Securities (i):
3.00%, 4/01/47		2,405	(2,383,152)
3.50%, 4/01/32 – 4/01/47		304	(312,264)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 4/15/47 (i)		279	(294,672)
Total TBA Sale Commitments (Proceeds — $8,405,374) — (4.7)%			(8,443,601)

Value
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $206,548,311*) — 115.7%	$207,131,930

Liabilities in Excess of Other Assets — (15.7)%	(28,145,517)

Net Assets —100.0%	$178,986,413

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$224,526,814

Gross unrealized appreciation	$3,957,338
Gross unrealized depreciation	(3,652,742)

Net unrealized appreciation	$304,596

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	655,785	278,255	[1]	—	934,040	$934,040	$3,091	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	—		—	6,665	757,811	5,888	—	$23,194
iShares MSCI Emerging Markets ETF	—	11,000		—	11,000	433,290	—	—	(5,877)
iShares iBoxx $ High Yield Corporate Bond ETF	9,800	—		(9,800)	—	—	5,588	$25,946	(16,900)
Total						$2,125,141	$14,567	$25,946	$417

[1]	Represents net shares purchased.

(h)	Perpetual security with no stated maturity date.

BLACKROCK STRATEGIC GLOBAL FUND, INC.	MARCH 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$(2,298,031)	$(11,050)
BNP Paribas SA	$(2,185)	—
Citigroup Global Markets, Inc.	$(510,411)	$519
Credit Suisse Securities (USA) LLC	$74,273	$(1,021)
Deutsche Bank Securities, Inc.	$3,164	$(680)
Goldman Sachs & Co.	$3,599,126	$9,435
JPMorgan Securities LLC	$(1,335,392)	$(3,315)
Jefferies & Co.	$510,000	$6,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(183,681)	$731
Mizuho Securities USA, Inc.	$362,207	$3,991
Morgan Stanley & Co. LLC	$385,063	$7,263
RBC Capital Markets LLC	$(340,801)	$(3,648)
Wells Fargo Securities LLC	$(25,109)	$(228)

(j)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	The amount to be repurchased assumes the maturity will be the day after period end.

(l)	Current yield as of period end.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.83%	10/03/16	Open	$1,403,115	$1,406,772	U.S. Treasury Obligations	Open/ Demand
Credit Suisse Securities (USA) LLC	0.85%	1/13/17	Open	4,975,000	4,981,144	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	0.98%	3/10/17	4/12/17	10,169,000	10,174,260	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	0.53%	3/20/17	Open	10,986,250	10,987,532	U.S. Treasury Obligations	Open/ Demand
Credit Suisse Securities (USA) LLC	0.02%	3/23/17	Open	568,575	568,576	U.S. Treasury Obligations	Open/ Demand
Deutsche Bank Securities, Inc.	0.80%	3/31/17	4/03/17	3,480,764	3,480,841	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	0.75%	3/31/17	4/03/17	3,460,625	3,460,841	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	0.87%	3/31/17	4/03/17	379,426	379,435	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.70%	3/31/17	4/03/17	1,098,625	1,098,646	U.S. Treasury Obligations	Up to 30 Days
Total				$36,521,380	$36,538,047

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

16	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
13	5-Year U.S. Treasury Note	June 2017	$1,530,445	$5,577
22	10-Year Australian Treasury Bond	June 2017	$2,158,951	19,278
19	10-Year Canadian Government T-Bond	June 2017	$1,961,936	12,685
(183)	10-Year U.S. Treasury Note	June 2017	$22,794,938	(248,538)
(27)	10-Year U.S. Ultra Long Treasury Note	June 2017	$3,615,047	(23,337)
1	DAX Index	June 2017	$328,828	5,759
(40)	Euro BOBL	June 2017	$5,624,169	(19,119)
(51)	Euro BTP	June 2017	$7,110,423	(74,525)
19	Euro Bund Futures	April 2017	$3,851	(11,923)
(48)	Euro Bund Futures	June 2017	$8,265,736	(26,530)
(80)	Euro OAT	June 2017	$12,548,979	(111,517)
8	Euro-Schatz Futures	June 2017	$957,944	(92)
(106)	German Short Euro BTP Futures	June 2017	$12,693,317	(36,544)
(8)	Long Gilt Futures	June 2017	$1,278,760	(11,108)
23	Long U.S. Treasury Bond	June 2017	$3,469,406	(21,504)
(10)	NASDAQ 100 E-Mini Index	June 2017	$1,087,700	28
(38)	S&P 500 E-Mini Index	June 2017	$4,482,480	(3,030)
(20)	Ultra U.S. Treasury Bond	June 2017	$3,212,500	(30,201)
18	90-Day Euro Futures	December 2018	$4,409,550	(1,374)
(50)	90-Day Euro Futures	March 2019	$12,239,375	(26,318)
(18)	90-Day Euro Futures	December 2019	$4,395,825	(1,406)
Total				$(603,739)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	971,432	USD	304,000	BNP Paribas S.A.	4/04/17	$6,302
BRL	1,261,733	USD	398,400	Goldman Sachs International	4/04/17	4,632
BRL	841,155	USD	265,600	Goldman Sachs International	4/04/17	3,088
BRL	734,375	USD	235,000	Goldman Sachs International	4/04/17	(420)
BRL	1,202,969	USD	386,000	Goldman Sachs International	4/04/17	(1,739)
BRL	891,462	USD	281,360	Goldman Sachs International	4/04/17	3,397
BRL	15,635	USD	5,000	Goldman Sachs International	4/04/17	(6)
BRL	986,885	USD	311,477	JPMorgan Chase Bank N.A.	4/04/17	3,761
BRL	1,045,602	USD	330,009	Morgan Stanley & Co. International PLC	4/04/17	3,985
BRL	975,080	USD	307,752	Morgan Stanley & Co. International PLC	4/04/17	3,716
BRL	2,076,710	USD	655,444	Royal Bank of Scotland PLC	4/04/17	7,914
BRL	953,910	USD	305,000	Royal Bank of Scotland PLC	4/04/17	(295)
USD	306,600	BRL	971,432	BNP Paribas S.A.	4/04/17	(3,702)
USD	286,000	BRL	891,462	Goldman Sachs International	4/04/17	1,242
USD	265,483	BRL	841,155	Goldman Sachs International	4/04/17	(3,206)
USD	4,935	BRL	15,635	Goldman Sachs International	4/04/17	(60)
USD	231,781	BRL	734,375	Goldman Sachs International	4/04/17	(2,799)
USD	379,677	BRL	1,202,969	Goldman Sachs International	4/04/17	(4,584)
USD	398,224	BRL	1,261,733	Goldman Sachs International	4/04/17	(4,808)
USD	310,000	BRL	986,885	JPMorgan Chase Bank N.A.	4/04/17	(5,238)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	304,000	BRL	975,080	Morgan Stanley & Co. International PLC	4/04/17	$(7,467)
USD	335,000	BRL	1,045,602	Morgan Stanley & Co. International PLC	4/04/17	1,006
USD	301,070	BRL	953,910	Royal Bank of Scotland PLC	4/04/17	(3,635)
USD	664,000	BRL	2,076,710	Royal Bank of Scotland PLC	4/04/17	642
EUR	601,000	USD	634,443	Citibank N.A.	4/05/17	6,732
MXN	8,687,437	USD	423,000	Citibank N.A.	4/05/17	40,943
USD	635,420	EUR	601,000	Citibank N.A.	4/05/17	(5,755)
USD	120,857	MXN	2,414,278	Deutsche Bank AG	4/05/17	(8,075)
USD	181,286	MXN	3,620,180	Royal Bank of Scotland PLC	4/05/17	(12,046)
USD	120,857	MXN	2,413,928	UBS AG	4/05/17	(8,056)
MXN	7,101,951	USD	357,000	Barclays Bank PLC	4/06/17	22,212
MXN	5,712,334	USD	260,000	Goldman Sachs International	4/06/17	45,013
MXN	5,585,818	USD	260,000	Goldman Sachs International	4/06/17	38,257
USD	187,929	MXN	3,535,218	Bank of America N.A.	4/06/17	(836)
USD	308,500	MXN	6,114,902	Barclays Bank PLC	4/06/17	(18,008)
USD	125,286	MXN	2,360,036	Barclays Bank PLC	4/06/17	(729)
USD	125,286	MXN	2,360,082	BNP Paribas S.A.	4/06/17	(732)
USD	308,500	MXN	6,063,722	Goldman Sachs International	4/06/17	(15,275)
USD	260,000	MXN	5,536,700	Goldman Sachs International	4/06/17	(35,635)
USD	125,286	MXN	2,357,464	HSBC Bank USA N.A.	4/06/17	(592)
USD	125,286	MXN	2,359,105	HSBC Bank USA N.A.	4/06/17	(680)
USD	125,286	MXN	2,360,959	HSBC Bank USA N.A.	4/06/17	(779)
USD	62,643	MXN	1,178,468	UBS AG	4/06/17	(282)
PLN	1,227,527	USD	300,625	Barclays Bank PLC	4/07/17	8,902
PLN	193,585	USD	47,418	Citibank N.A.	4/07/17	1,396
PLN	490,819	USD	120,250	Deutsche Bank AG	4/07/17	3,513
PLN	51,902	USD	12,707	Goldman Sachs International	4/07/17	380
USD	481,000	PLN	1,962,313	HSBC Bank USA N.A.	4/07/17	(13,807)
AUD	530,400	JPY	45,982,974	Citibank N.A.	4/10/17	(7,933)
AUD	530,400	JPY	45,138,222	Goldman Sachs International	4/10/17	(343)
AUD	530,400	JPY	45,178,480	Goldman Sachs International	4/10/17	(705)
JPY	45,709,712	AUD	530,400	Citibank N.A.	4/10/17	5,478
JPY	14,951,438	AUD	176,800	HSBC Bank USA N.A.	4/10/17	(736)
TRY	1,901,600	USD	522,000	HSBC Bank USA N.A.	4/10/17	165
USD	222,500	TRY	843,296	Goldman Sachs International	4/10/17	(9,063)
PLN	14,213,847	USD	3,492,839	BNP Paribas S.A.	4/11/17	91,122
USD	470,000	KRW	537,656,500	Barclays Bank PLC	4/11/17	(11,167)
USD	27,948	PLN	113,776	Barclays Bank PLC	4/11/17	(740)
USD	2,435,437	PLN	10,095,132	BNP Paribas S.A.	4/11/17	(110,007)
USD	957,647	PLN	4,004,940	HSBC Bank USA N.A.	4/11/17	(52,182)
USD	293,269	ZAR	3,890,330	Barclays Bank PLC	4/11/17	3,638
USD	82,115	ZAR	1,089,540	BNP Paribas S.A.	4/11/17	1,000
USD	234,615	ZAR	3,118,185	Citibank N.A.	4/11/17	2,469
ZAR	8,060,188	USD	610,000	Citibank N.A.	4/11/17	(9,926)
ARS	1,421,000	USD	87,500	BNP Paribas S.A.	4/12/17	4,545
ARS	1,419,250	USD	87,500	Citibank N.A.	4/12/17	4,431
USD	26,250	ARS	450,188	Citibank N.A.	4/12/17	(2,911)
USD	148,750	ARS	2,557,013	Citibank N.A.	4/12/17	(16,879)
CLP	130,488,588	USD	196,250	BNP Paribas S.A.	4/13/17	1,407
CLP	270,684,375	USD	406,250	Credit Suisse International	4/13/17	3,768
CLP	139,492,500	USD	210,000	Royal Bank of Scotland PLC	4/13/17	1,296
JPY	34,014,682	USD	308,500	Morgan Stanley & Co. International PLC	4/13/17	(2,879)
USD	812,500	CLP	536,680,625	BNP Paribas S.A.	4/13/17	(434)

18	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	308,500	JPY	35,372,301	Deutsche Bank AG	4/13/17	$(9,320)
JPY	37,856,544	MXN	6,518,000	Bank of America N.A.	4/17/17	(7,246)
MXN	7,583,049	USD	391,980	JPMorgan Chase Bank N.A.	4/17/17	12,228
USD	226,000	ARS	3,582,100	BNP Paribas S.A.	4/17/17	(5,554)
USD	95,025	MXN	1,821,481	Citibank N.A.	4/17/17	(2,067)
USD	296,955	MXN	5,690,971	Goldman Sachs International	4/17/17	(6,398)
EUR	515,000	USD	561,688	Morgan Stanley & Co. International PLC	4/18/17	(11,946)
JPY	25,718,002	USD	226,000	Citibank N.A.	4/18/17	5,118
USD	359,000	KRW	413,352,600	JPMorgan Chase Bank N.A.	4/18/17	(10,944)
USD	199,625	RUB	12,175,118	Barclays Bank PLC	4/18/17	(16,009)
USD	105,832	RUB	6,428,236	Barclays Bank PLC	4/18/17	(8,019)
USD	33,728	RUB	2,038,855	Barclays Bank PLC	4/18/17	(2,382)
USD	362,009	RUB	22,162,178	Citibank N.A.	4/18/17	(30,507)
USD	532,437	RUB	32,240,378	Citibank N.A.	4/18/17	(38,574)
USD	33,717	RUB	2,038,855	Citibank N.A.	4/18/17	(2,393)
USD	16,842	RUB	1,019,930	Citibank N.A.	4/18/17	(1,222)
USD	843,957	RUB	51,042,520	Credit Suisse International	4/18/17	(60,060)
USD	299,033	RUB	18,199,163	Credit Suisse International	4/18/17	(23,293)
USD	410,960	RUB	25,124,041	Credit Suisse International	4/18/17	(34,013)
USD	410,456	RUB	25,124,041	Credit Suisse International	4/18/17	(34,517)
USD	416,003	RUB	25,245,588	Credit Suisse International	4/18/17	(31,123)
USD	200,996	RUB	12,193,428	Credit Suisse International	4/18/17	(14,962)
USD	155,184	RUB	9,354,363	Credit Suisse International	4/18/17	(10,491)
USD	381,499	RUB	23,068,298	HSBC Bank USA N.A.	4/18/17	(27,065)
USD	365,272	RUB	22,281,600	HSBC Bank USA N.A.	4/18/17	(29,359)
USD	199,854	RUB	12,175,118	JPMorgan Chase Bank N.A.	4/18/17	(15,780)
USD	306,770	RUB	18,487,485	Morgan Stanley & Co. International PLC	4/18/17	(20,663)
USD	548,530	EUR	510,984	Goldman Sachs International	4/19/17	3,050
KRW	291,127,200	USD	258,000	JPMorgan Chase Bank N.A.	4/20/17	2,558
TRY	6,870,039	USD	1,821,000	Barclays Bank PLC	4/20/17	60,074
USD	258,000	KRW	291,153,000	HSBC Bank USA N.A.	4/20/17	(2,581)
USD	1,821,000	TRY	6,641,915	Citibank N.A.	4/20/17	2,389
CLP	196,618,000	USD	296,000	Barclays Bank PLC	4/24/17	1,660
MXN	9,566,500	USD	475,000	Barclays Bank PLC	4/24/17	34,386
MXN	4,533,769	USD	236,889	Citibank N.A.	4/24/17	4,520
MXN	5,667,830	USD	296,111	Goldman Sachs International	4/24/17	5,683
MXN	2,329,644	USD	118,800	Nomura International PLC	4/24/17	5,246
MXN	13,977,865	USD	712,800	Nomura International PLC	4/24/17	31,478
USD	130,000	MXN	2,576,786	Goldman Sachs International	4/24/17	(7,206)
USD	392,640	MXN	7,783,303	JPMorgan Chase Bank N.A.	4/24/17	(21,797)
USD	123,200	ZAR	1,647,372	Deutsche Bank AG	4/24/17	832
ZAR	150,931	USD	11,576	Bank of America N.A.	4/24/17	(365)
ZAR	1,676,851	USD	128,624	Citibank N.A.	4/24/17	(4,067)
MXN	6,057,900	USD	318,000	Goldman Sachs International	4/27/17	4,416
USD	318,000	JPY	35,278,220	Goldman Sachs International	4/27/17	863
CLP	198,900,000	USD	300,000	Barclays Bank PLC	4/28/17	1,054
USD	1,086,622	BRL	3,471,702	Barclays Bank PLC	5/03/17	(15,031)
USD	225,000	BRL	712,125	UBS AG	5/03/17	(974)
USD	628,615	TRY	2,310,390	Deutsche Bank AG	5/03/17	(1,649)
USD	15,000	MXN	295,808	Bank of America N.A.	5/08/17	(717)
USD	75,000	MXN	1,436,138	Bank of America N.A.	5/08/17	(1,306)
ARS	1,797,830	USD	113,000	BNP Paribas S.A.	5/11/17	2,024
USD	113,000	ARS	1,932,300	BNP Paribas S.A.	5/11/17	(10,628)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	210,000	USD	227,549	Barclays Bank PLC	5/16/17	$(3,094)
EUR	210,000	USD	227,271	Barclays Bank PLC	5/16/17	(2,816)
EUR	110,000	USD	117,690	Deutsche Bank AG	5/16/17	(119)
USD	224,172	GBP	180,000	Barclays Bank PLC	5/16/17	(1,569)
USD	112,201	GBP	90,000	Deutsche Bank AG	5/16/17	(669)
USD	225,237	JPY	25,000,000	Barclays Bank PLC	5/16/17	339
USD	193,000	ZAR	2,514,561	HSBC Bank USA N.A.	5/23/17	7,150
ZAR	2,315,016	USD	176,000	JPMorgan Chase Bank N.A.	5/23/17	(4,898)
USD	842,213	RUB	49,915,882	Credit Suisse International	6/16/17	(29,169)
USD	421,263	RUB	24,866,090	Credit Suisse International	6/16/17	(12,825)
USD	851,475	RUB	50,209,379	Credit Suisse International	6/16/17	(25,030)
USD	420,767	RUB	24,866,090	Credit Suisse International	6/16/17	(13,320)
USD	219,524	RUB	12,941,615	Credit Suisse International	6/16/17	(6,398)
USD	99,273	RUB	5,845,372	Credit Suisse International	6/16/17	(2,770)
USD	82,033	RUB	4,874,400	Goldman Sachs International	6/16/17	(3,059)
USD	428,130	RUB	25,331,393	Goldman Sachs International	6/16/17	(14,080)
USD	211,778	RUB	12,503,351	Goldman Sachs International	6/16/17	(6,494)
USD	11,252	RUB	664,330	Goldman Sachs International	6/16/17	(345)
USD	454,303	RUB	26,749,347	Goldman Sachs International	6/16/17	(12,661)
TRY	13,014,000	USD	3,227,518	Royal Bank of Scotland PLC	6/19/17	275,643
TRY	13,014,000	USD	3,233,613	Royal Bank of Scotland PLC	6/19/17	269,548
USD	3,304,471	TRY	13,014,000	Citibank N.A.	6/19/17	(198,690)
USD	3,299,528	TRY	13,014,000	Royal Bank of Scotland PLC	6/19/17	(203,633)
CAD	148,000	USD	110,222	Bank of America N.A.	6/21/17	1,188
CAD	1,850,000	USD	1,370,980	Goldman Sachs International	6/21/17	21,642
CHF	360,000	EUR	337,782	JPMorgan Chase Bank N.A.	6/21/17	(604)
CHF	860,000	USD	853,310	Goldman Sachs International	6/21/17	9,250
CLP	30,450,000	USD	45,588	Citibank N.A.	6/21/17	390
COP	456,110,000	USD	150,215	Citibank N.A.	6/21/17	6,782
EUR	242,000	GBP	210,913	Goldman Sachs International	6/21/17	(5,628)
EUR	260,000	JPY	31,505,331	HSBC Bank USA N.A.	6/21/17	(5,457)
EUR	180,000	JPY	21,809,466	HSBC Bank USA N.A.	6/21/17	(3,761)
EUR	180,000	JPY	21,811,032	HSBC Bank USA N.A.	6/21/17	(3,775)
EUR	175,000	JPY	21,205,170	HSBC Bank USA N.A.	6/21/17	(3,670)
EUR	180,000	JPY	21,941,460	HSBC Bank USA N.A.	6/21/17	(4,950)
EUR	180,000	JPY	22,039,878	HSBC Bank USA N.A.	6/21/17	(5,837)
EUR	180,000	JPY	22,041,504	HSBC Bank USA N.A.	6/21/17	(5,851)
EUR	175,000	JPY	21,400,137	HSBC Bank USA N.A.	6/21/17	(5,427)
EUR	175,000	JPY	21,403,462	HSBC Bank USA N.A.	6/21/17	(5,457)
EUR	161,000	JPY	19,599,254	HSBC Bank USA N.A.	6/21/17	(4,192)
EUR	160,000	JPY	19,482,065	HSBC Bank USA N.A.	6/21/17	(4,207)
EUR	170,000	JPY	20,378,282	HSBC Bank USA N.A.	6/21/17	(1,574)
EUR	735,499	JPY	89,453,006	Morgan Stanley & Co. International PLC	6/21/17	(18,406)
EUR	425,000	JPY	51,496,880	Morgan Stanley & Co. International PLC	6/21/17	(8,901)
EUR	320,000	JPY	39,184,768	Morgan Stanley & Co. International PLC	6/21/17	(10,401)
EUR	330,000	JPY	40,525,465	Morgan Stanley & Co. International PLC	6/21/17	(11,773)
EUR	2,000,000	USD	2,154,568	Australia and New Zealand Bank Group	6/21/17	(13,096)
EUR	100,000	USD	108,474	Barclays Bank PLC	6/21/17	(1,400)
EUR	21,680,000	USD	23,042,848	Goldman Sachs International	6/21/17	170,704
EUR	250,000	USD	271,405	HSBC Bank USA N.A.	6/21/17	(3,721)
EUR	290,000	USD	314,751	JPMorgan Chase Bank N.A.	6/21/17	(4,237)
EUR	680,000	USD	729,925	JPMorgan Chase Bank N.A.	6/21/17	(1,825)
EUR	1,160,000	USD	1,243,203	Northern Trust Co.	6/21/17	(1,150)

20	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,250,000	USD	1,350,539	Royal Bank of Canada	6/21/17	$(12,119)
EUR	1,030,000	USD	1,092,465	State Street Bank and Trust Co.	6/21/17	10,393
EUR	100,000	USD	109,039	UBS AG	6/21/17	(1,966)
GBP	222,000	USD	272,108	Citibank N.A.	6/21/17	6,556
GBP	146,000	USD	178,890	Citibank N.A.	6/21/17	4,375
GBP	150,000	USD	182,468	Citibank N.A.	6/21/17	5,819
GBP	2,265,000	USD	2,761,726	Goldman Sachs International	6/21/17	81,393
GBP	490,000	USD	598,414	Royal Bank of Scotland PLC	6/21/17	16,654
GBP	140,000	USD	171,646	State Street Bank and Trust Co.	6/21/17	4,087
JPY	1,230,490,000	USD	10,774,208	Goldman Sachs International	6/21/17	311,946
JPY	1,140,014,400	USD	9,979,179	JPMorgan Chase Bank N.A.	6/21/17	291,831
JPY	49,000,000	USD	429,576	Nomura International PLC	6/21/17	11,892
KRW	212,350,000	USD	183,408	Citibank N.A.	6/21/17	6,765
MXN	6,787,473	USD	350,000	Barclays Bank PLC	6/21/17	8,251
MXN	14,123,514	USD	700,000	HSBC Bank USA N.A.	6/21/17	45,456
PLN	3,190,000	USD	779,562	UBS AG	6/21/17	24,308
RUB	2,800,000	USD	48,751	Barclays Bank PLC	6/21/17	58
RUB	57,742,539	USD	950,000	JPMorgan Chase Bank N.A.	6/21/17	56,554
RUB	5,000,000	USD	82,280	UBS AG	6/21/17	4,878
SEK	5,900,000	USD	654,124	Bank of America N.A.	6/21/17	6,793
TRY	55,000	USD	14,742	Citibank N.A.	6/21/17	54
TRY	160,000	USD	41,433	Deutsche Bank AG	6/21/17	1,613
USD	109,538	CAD	148,000	Citibank N.A.	6/21/17	(1,872)
USD	210,000	CAD	283,248	HSBC Bank USA N.A.	6/21/17	(3,220)
USD	541,108	EUR	505,000	Bank of America N.A.	6/21/17	386
USD	2,533,466	EUR	2,370,000	Barclays Bank PLC	6/21/17	(4,178)
USD	8,181,753	EUR	7,691,000	Citibank N.A.	6/21/17	(53,276)
USD	32,017	EUR	30,000	Deutsche Bank AG	6/21/17	(105)
USD	388,458	EUR	360,000	HSBC Bank USA N.A.	6/21/17	2,993
USD	8,232,763	EUR	7,750,000	JPMorgan Chase Bank N.A.	6/21/17	(65,439)
USD	892,336	EUR	820,000	JPMorgan Chase Bank N.A.	6/21/17	14,333
USD	444,572	EUR	410,000	JPMorgan Chase Bank N.A.	6/21/17	5,570
USD	657,601	EUR	620,000	State Street Bank and Trust Co.	6/21/17	(6,256)
USD	1,396,194	GBP	1,140,000	Barclays Bank PLC	6/21/17	(34,779)
USD	112,569	GBP	90,000	Barclays Bank PLC	6/21/17	(403)
USD	913,601	GBP	750,000	JPMorgan Chase Bank N.A.	6/21/17	(27,829)
USD	4,726,310	GBP	3,871,700	Morgan Stanley & Co. International PLC	6/21/17	(133,604)
USD	219,826	GBP	180,000	Royal Bank of Scotland PLC	6/21/17	(6,118)
USD	113,311	GBP	90,000	UBS AG	6/21/17	340
USD	90,095	IDR	1,222,090,000	Citibank N.A.	6/21/17	(1,118)
USD	1,004,424	IDR	13,472,335,225	UBS AG	6/21/17	(1,112)
USD	108,981	JPY	12,430,000	Barclays Bank PLC	6/21/17	(3,008)
USD	16,761	JPY	1,920,000	Barclays Bank PLC	6/21/17	(538)
USD	445,948	JPY	49,000,000	Deutsche Bank AG	6/21/17	4,480
USD	398,988	JPY	44,170,000	Deutsche Bank AG	6/21/17	1,036
USD	141,094	JPY	15,920,000	HSBC Bank USA N.A.	6/21/17	(2,337)
USD	196,096	JPY	21,790,000	JPMorgan Chase Bank N.A.	6/21/17	(222)
USD	13,913,082	JPY	1,590,754,456	Morgan Stanley & Co. International PLC	6/21/17	(418,891)
USD	1,060,000	JPY	121,047,442	Northern Trust Co.	6/21/17	(30,582)
USD	900,000	JPY	99,005,247	State Street Bank and Trust Co.	6/21/17	8,008
USD	450,000	JPY	49,469,063	State Street Bank and Trust Co.	6/21/17	4,306
USD	850,000	MXN	16,900,099	Citibank N.A.	6/21/17	(42,007)
USD	334,299	RUB	20,310,000	Barclays Bank PLC	6/21/17	(19,740)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,725	RUB	1,785,000	Citibank N.A.	6/21/17	$(391)
USD	24,163	RUB	1,400,000	Credit Suisse International	6/21/17	(241)
USD	24,150	RUB	1,400,000	Credit Suisse International	6/21/17	(254)
USD	15,289	RUB	890,000	Credit Suisse International	6/21/17	(225)
USD	1,691,595	RUB	98,611,516	JPMorgan Chase Bank N.A.	6/21/17	(27,377)
USD	319,783	SEK	2,800,000	JPMorgan Chase Bank N.A.	6/21/17	6,128
USD	37,652	TRY	140,000	JPMorgan Chase Bank N.A.	6/21/17	(13)
USD	12,275	ZAR	160,000	UBS AG	6/21/17	508
USD	189,759	ZAR	2,520,000	UBS AG	6/21/17	4,431
TRY	1,343,117	USD	341,621	Citibank N.A.	6/28/17	19,011
TRY	10,806,732	USD	2,789,914	HSBC Bank USA N.A.	6/28/17	111,730
TRY	920,284	USD	237,536	Royal Bank of Scotland PLC	6/28/17	9,564
USD	3,320,237	TRY	13,014,000	Citibank N.A.	6/28/17	(174,066)
USD	14,638	TRY	56,133	Goldman Sachs International	6/28/17	(434)
ARS	1,851,505	USD	113,000	BNP Paribas S.A.	7/28/17	1,294
ARS	2,780,050	USD	169,000	Citibank N.A.	7/28/17	2,614
USD	282,000	ARS	5,033,700	BNP Paribas S.A.	7/28/17	(28,732)
USD	50,000	JPY	5,581,910	Citibank N.A.	11/14/17	(656)
USD	75,000	JPY	8,348,175	Goldman Sachs International	11/14/17	(760)
USD	75,000	JPY	8,376,345	Morgan Stanley & Co. International PLC	11/14/17	(1,015)
USD	57,199	EUR	53,023	Citibank N.A.	2/21/18	(352)
USD	69,521	EUR	64,665	Deutsche Bank AG	2/21/18	(667)
USD	64,822	EUR	60,296	Morgan Stanley & Co. International PLC	2/21/18	(625)
Total						$(325,870)

Interest Rate Caps Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
5Y – 2Y CMS Index Cap[1]	0.31%	Goldman Sachs International	3/13/18	USD	13,200	$12,062	$16,104	$(4,042)

[1] The Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 5-year CMS Index and 2-year CMS Index or $0.

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
10 Year U.S. Treasury Note	Put	4/21/17	USD	122.50	61	$2,859
Powershares QQQ Trust Series 1	Call	4/21/17	USD	133.00	142	11,857
Powershares QQQ Trust Series 1	Call	4/21/17	USD	130.00	133	38,770
SPDR S&P 500 ETF Trust	Call	4/21/17	USD	235.00	227	56,182
SPDR S&P 500 ETF Trust	Call	4/21/17	USD	242.00	542	7,859
SPDR S&P 500 ETF Trust	Put	4/21/17	USD	228.00	162	6,804
Powershares QQQ Trust Series 1	Call	5/19/17	USD	132.00	236	59,944
SPDR S&P 500 ETF Trust	Call	5/19/17	USD	242.00	381	36,576
10 Year U.S. Treasury Note	Put	5/26/17	USD	124.50	115	106,016
Total						$326,867

22	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price/ Range	Notional Amount (000)		Contracts	Value
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	130.00	—	USD	70,000	—	—
USD Currency	Call	One-Touch	Goldman Sachs International	4/07/17	JPY	140.00	—	USD	120,000	—	—
S&P 500 Index	Put	Up-and-In	JPMorgan Chase Bank N.A.	4/21/17	USD	2,096.88	1.75	USD	—	749	$206
USD Currency	Call	One-Touch	Deutsche Bank AG	05/01/17	JPY	107.00	—	USD	100,000	—	16,514
USD Currency	Call	One-Touch	Deutsche Bank AG	05/01/17	JPY	106.50	—	USD	100,000	—	13,018
USD Currency	Call	One-Touch	Deutsche Bank AG	05/01/17	JPY	106.00	—	USD	100,000	—	10,238
USD Currency	Call	One-Touch	Deutsche Bank AG	06/01/17	JPY	107.00	—	USD	100,000	—	31,863
USD Currency	Call	One-Touch	Citibank N.A.	11/10/17	JPY	125.00	—	USD	100,000	—	3,840
USD Currency	Call	One-Touch	Goldman Sachs International	4/09/18	JPY	140.00	—	USD	70,000	—	922
Total											$76,601

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Citibank N.A.	Put	2.65%	3-Month LIBOR	Pay	4/17/17	USD	6,340	$1,132
10-Year Interest Rate Swap	Goldman Sachs International	Put	2.60%	3-Month LIBOR	Pay	4/21/17	USD	4,495	2,859
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	3-Month LIBOR	Pay	4/24/17	USD	3,069	7,413
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	3-Month LIBOR	Pay	5/02/17	USD	3,100	10,265
10-Year Interest Rate Swap	Goldman Sachs International	Put	2.75%	3-Month LIBOR	Pay	6/16/17	USD	2,350	6,190
10-Year Interest Rate Swap	Citibank N.A.	Put	2.50%	3-Month LIBOR	Pay	6/30/17	USD	2,050	20,780
10-Year Interest Rate Swap	Citibank N.A.	Put	2.60%	3-Month LIBOR	Pay	6/30/17	USD	1,980	13,569
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	3-Month LIBOR	Pay	6/30/17	USD	1,980	8,920
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.31%	3-Month LIBOR	Pay	9/27/17	USD	4,895	33,100
30-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	3-Month LIBOR	Pay	10/04/17	USD	933	161,365
30-Year Interest Rate Swap	Citibank N.A.	Put	1.90%	3-Month LIBOR	Pay	10/04/17	USD	933	3,243
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.17%	3-Month LIBOR	Pay	10/04/17	USD	2,121	254,654
Total									$523,490

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Goldman Sachs International	4/04/17	MXN	21.45	USD	890	—	—
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,150.00	USD	519	—	$48
USD Currency	Call	Morgan Stanley & Co. International PLC	4/06/17	KRW	1,185.00	USD	519	—	—
USD Currency	Call	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4/07/17	JPY	120.00	USD	500	—	—
MXN Currency	Call	Bank of America N.A.	4/11/17	MXN	5.85	MXN	23,465	—	14,807
MXN Currency	Call	J.P. Morgan Securities LLC	4/11/17	MXN	5.60	MXN	15,643	—	45,297
USD Currency	Call	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4/11/17	JPY	120.00	USD	1,650	—	—
USD Currency	Call	Morgan Stanley & Co. International PLC	4/19/17	BRL	3.35	USD	450	—	233
Euro Stoxx 50 Index	Call	Barclays Bank PLC	4/21/17	USD	3,525.00		—	215	52,983
USD Currency	Call	Goldman Sachs International	5/05/17	TRY	3.80	USD	445	—	3,565
USD Currency	Call	JPMorgan Chase Bank N.A.	5/19/17	ZAR	12.80	USD	308	—	18,636
USD Currency	Call	Goldman Sachs International	7/03/17	MXN	21.50	USD	315	—	818
EUR Currency	Call	Credit Suisse International	9/05/17	CHF	1.08	EUR	2,520	—	22,577
USD Currency	Call	Citibank N.A.	9/15/17	KRW	1,180.00	USD	1,691	—	18,166
USD Currency	Call	Citibank N.A.	11/10/17	JPY	118.00	USD	1,300	—	9,628
EUR Currency	Call	Citibank N.A.	12/04/17	USD	1.20	EUR	6,840	—	21,073
GBP Currency	Call	UBS Securities LLC	12/04/17	USD	1.30	GBP	710	—	15,546
AUD Currency	Put	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4/06/17	JPY	86.00	AUD	884	—	7,912
AUD Currency	Put	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4/06/17	USD	0.75	AUD	768	—	75
EUR Currency	Put	BNP Paribas S.A.	4/07/17	USD	1.03	EUR	600	—	1

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (concluded)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/12/17	MXN	21.60	EUR	515	—	$41,199
EUR Currency	Put	Morgan Stanley & Co. International PLC	4/14/17	USD	1.06	EUR	2,270	—	5,507
GBP Currency	Put	UBS Securities LLC	4/19/17	USD	1.23	GBP	1,713	—	3,676
USD Currency	Put	Goldman Sachs International	4/19/17	BRL	3.09	USD	450	—	1,830
USD Currency	Put	Goldman Sachs International	4/26/17	MXN	20.00	USD	705	—	43,763
USD Currency	Put	Goldman Sachs International	5/04/17	MXN	19.00	USD	235	—	4,540
USD Currency	Put	Goldman Sachs International	5/18/17	BRL	3.15	USD	450	—	7,037
EUR Currency	Put	Goldman Sachs International	5/22/17	MXN	20.60	EUR	515	—	17,458
EUR Currency	Put	UBS AG	10/19/17	SEK	9.20	EUR	1,470	—	8,288
EUR Currency	Put	Goldman Sachs International	12/21/17	USD	1.04	EUR	2,470	—	39,599
Total									$404,262

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Citibank N.A.	Call	1.37%	3-Month LIBOR	Pay	10/04/17	USD	4,448	$(2,459)
5-Year Interest Rate Swap	Goldman Sachs International	Put	2.55%	3-Month LIBOR	Receive	8/07/17	USD	2,570	(5,328)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.37%	3-Month LIBOR	Receive	10/04/17	USD	4,448	(176,867)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.70%	3-Month LIBOR	Receive	10/04/17	USD	10,878	(275,497)
Total									$(460,151)

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
10 Year U.S. Treasury Note	Call	5/26/17	USD	126.50	115	$(34,141)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	Deutsche Bank AG	04/06/17	USD	0.77	AUD	768	$(1,393)
USD Currency	Call	Morgan Stanley & Co. International PLC	04/06/17	KRW	1,185.00	USD	1,038	—
MXN Currency	Call	JPMorgan Chase Bank N.A.	04/11/17	JPY	5.85	MXN	23,465	(14,461)
USD Currency	Call	Goldman Sachs International	04/19/17	BRL	3.35	USD	450	(230)
USD Currency	Call	Bank of America N.A.	05/04/17	MXN	21.00	USD	235	(33)
USD Currency	Call	JPMorgan Chase Bank N.A.	05/05/17	TRY	3.80	USD	445	(3,617)
USD Currency	Call	Goldman Sachs International	05/18/17	BRL	3.30	USD	450	(3,001)
USD Currency	Call	UBS AG	05/19/17	ZAR	12.80	USD	308	(18,648)
EUR Currency	Call	Goldman Sachs International	05/22/17	MXN	21.60	EUR	515	(2,219)
USD Currency	Call	Goldman Sachs International	07/03/17	MXN	22.60	USD	630	(519)
EUR Currency	Call	Credit Suisse International	09/05/17	CHF	1.10	EUR	2,520	(9,372)
USD Currency	Call	JPMorgan Chase Bank N.A.	09/15/17	KRW	1,292.00	USD	1,691	(3,708)
USD Currency	Call	Citibank N.A.	11/10/17	JPY	123.00	USD	2,600	(7,275)
EUR Currency	Call	Citibank N.A.	12/04/17	USD	1.30	EUR	6,840	(2,094)
USD Currency	Put	Deutsche Bank AG	04/07/17	TRY	3.80	USD	391	(17,271)
USD Currency	Put	Goldman Sachs International	04/26/17	MXN	19.00	USD	705	(12,366)
EUR Currency	Put	Goldman Sachs International	12/21/17	USD	1.00	EUR	2,470	(20,416)
Total								$(116,623)

24	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 27, Version 2	5.00%	12/20/21	B-	USD	1,413	$ 35,606
Markit iTraxx FINSR, Series 26, Version 1	1.00%	12/20/21	CCC+	USD	3,475	24,863
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	CCC+	USD	665	20,306
Markit CDX North America High Yield Index, Series 28, Version 1	1.00%	6/20/22	BBB+	USD	15,952	(13,480)
Markit iTraxx Europe, Series 27, Version 1	1.00%	6/20/22	BB+	USD	95	63
Markit iTraxx FINSR, Series 27, Version 1	1.00%	6/20/22	CCC+	USD	350	(93)
Total						$ 67,265

[1]	Using Standard & Poors (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.19%[1]	3-Month LIBOR	N/A	11/14/18	USD	8,063	$(40,638)
1.42%[2]	3-Month LIBOR	N/A	12/31/18	USD	18,500	45,652
1.50%[2]	3-Month LIBOR	N/A	12/31/18	USD	8,500	9,399
1.59%[2]	3-Month LIBOR	N/A	12/31/18	USD	15,000	(4,882)
7.36%[2]	3-Month LIBOR	N/A	1/28/19	MXN	94,316	(20,188)
(0.09)%[1]	3-Month LIBOR	N/A	3/26/19	SEK	19,450	933
0.00%[2]	3-Month LIBOR	N/A	3/26/19	EUR	2,050	(1,340)
1.74%[1]	3-Month LIBOR	N/A	3/31/19	USD	13,000	12,914
1.75%[1]	3-Month LIBOR	N/A	3/31/19	USD	9,000	9,401
1.39%[2]	3-Month LIBOR	N/A	11/14/19	USD	8,063	51,837
7.32%[1]	3-Month LIBOR	N/A	2/20/20	MXN	86,539	21,152
7.35%[1]	3-Month LIBOR	N/A	2/20/20	MXN	8,470	2,369
7.16%[1]	3-Month LIBOR	N/A	3/20/20	MXN	58,540	664
7.17%[1]	3-Month LIBOR	N/A	3/20/20	MXN	58,540	1,509
1.95%[2]	3-Month LIBOR	N/A	5/31/21	USD	7,250	3,742
0.97%[2]	3-Month LIBOR	N/A	6/30/21	USD	6,630	270,870
1.26%[1]	3-Month LIBOR	N/A	7/07/21	USD	5,955	(211,780)
1.17%[2]	3-Month LIBOR	N/A	7/22/21	USD	3,250	109,257
2.11%[2]	3-Month LIBOR	7/06/17[3]	8/31/21	USD	16,500	(41,544)
2.14%[1]	3-Month LIBOR	7/06/17[3]	8/31/21	USD	20,500	75,459
2.15%[2]	3-Month LIBOR	7/06/17[3]	8/31/21	USD	1,650	(7,183)
1.20%[1]	3-Month LIBOR	N/A	9/12/21	USD	1,635	(55,550)
1.24%[2]	3-Month LIBOR	N/A	9/23/21	USD	8,049	263,699
(0.09)%[1]	6-Month JPY LIBOR	N/A	10/03/21	JPY	700,000	(52,832)
1.16%[2]	3-Month LIBOR	N/A	10/03/21	USD	500	18,151
0.20%[1]	3-Month LIBOR	N/A	2/03/22	EUR	410	645
0.43%[2]	3-Month LIBOR	N/A	2/03/22	SEK	3,930	(2,806)
7.45%[1]	3-Month LIBOR	N/A	3/07/22	MXN	29,521	17,144
7.47%[1]	3-Month LIBOR	N/A	3/07/22	MXN	14,760	9,399
7.48%[1]	3-Month LIBOR	N/A	3/07/22	MXN	14,760	9,730
7.27%[1]	3-Month LIBOR	N/A	3/21/22	MXN	17,000	3,050
2.16%[1]	6-Month EURIBOR	9/29/17[3]	9/29/22	USD	1,860	(2,193)
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	410	11,816
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	410	11,930
0.94%[1]	6-Month EURIBOR	N/A	12/09/25	EUR	650	19,063
1.53%[2]	3-Month STIBOR	N/A	12/09/25	SEK	13,960	(76,713)
1.70%[1]	3-Month LIBOR	N/A	5/05/26	USD	6,150	329,844
1.71%[2]	3-Month LIBOR	N/A	5/05/26	USD	92	4,895

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (concluded)
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.72%[2]	3-Month LIBOR	N/A	5/25/26	USD	220	$11,573
1.73%[2]	3-Month LIBOR	N/A	5/25/26	USD	290	15,084
1.74%[2]	3-Month LIBOR	N/A	5/25/26	USD	210	10,722
1.73%[2]	3-Month LIBOR	N/A	5/26/26	USD	740	38,091
1.40%[1]	3-Month LIBOR	N/A	7/05/26	USD	3,199	(258,277)
0.27%[1]	6-Month EURIBOR	N/A	7/08/26	EUR	540	(22,194)
0.64%[2]	3-Month STIBOR	N/A	7/08/26	SEK	5,200	20,036
(0.03)%[1]	6-Month JPY LIBOR	N/A	7/21/26	JPY	305,000	(67,774)
(0.04)%[2]	3-Month JPY STIBOR	N/A	9/20/26	JPY	60,000	7,317
0.04%[1]	6-Month JPY LIBOR	N/A	9/29/26	JPY	475,000	(83,207)
1.45%[1]	3-Month LIBOR	N/A	10/03/26	USD	5,890	(467,600)
0.09%[1]	6-Month JPY LIBOR	N/A	11/02/26	JPY	172,000	(23,573)
1.76%[2]	3-Month LIBOR	N/A	11/10/26	USD	1,363	72,722
1.74%[2]	3-Month LIBOR	N/A	11/16/26	USD	6,380	329,524
2.37%[2]	3-Month LIBOR	N/A	12/15/26	USD	920	344
0.25%[2]	3-Month LIBOR	N/A	1/04/27	JPY	500,000	5,962
2.36%[1]	6-Month EURIBOR	1/10/22[3]	1/10/27	USD	8,604	(127,908)
0.74%[1]	3-Month LIBOR	N/A	1/26/27	EUR	690	(240)
1.17%[2]	3-Month LIBOR	N/A	1/26/27	SEK	6,690	(5,977)
1.80%[2]	3-Month LIBOR	N/A	1/30/27	USD	2,520	101,035
1.80%[2]	3-Month LIBOR	N/A	1/31/27	USD	2,600	107,378
1.46%[1]	3-Month LIBOR	N/A	2/17/27	EUR	440	2,736
7.64%[1]	3-Month LIBOR	N/A	3/10/27	MXN	70,000	60,174
7.51%[1]	6-Month JPY LIBOR	N/A	3/15/27	MXN	17,500	6,721
0.29%[2]	6-Month JPY LIBOR	N/A	3/16/27	JPY	110,000	(2,352)
2.53%[1]	6-Month JPY LIBOR	N/A	4/17/27	USD	1,880	22,927
2.44%[2]	6-Month JPY LIBOR	4/24/17[3]	4/24/27	USD	1,012	4,119
2.44%[1]	6-Month JPY LIBOR	4/24/17[3]	4/24/27	USD	1,012	(4,138)
2.40%[1]	6-Month JPY LIBOR	5/04/17[3]	5/04/27	USD	965	(364)
2.55%[1]	6-Month JPY LIBOR	6/20/17[3]	6/20/27	USD	730	8,226
3.20%[1]	6-Month JPY LIBOR	9/20/17[3]	9/20/27	PLN	1,700	(10,363)
0.36%[1]	6-Month JPY LIBOR	N/A	10/03/36	JPY	500,000	(269,199)
2.06%[2]	6-Month JPY LIBOR	2/17/27[3]	2/17/37	EUR	250	(3,226)
7.85%[1]	6-Month JPY LIBOR	N/A	3/02/37	MXN	11,741	6,149
7.82%[1]	6-Month JPY LIBOR	N/A	3/04/37	MXN	11,809	3,892
0.30%[2]	6-Month JPY LIBOR	N/A	7/22/46	JPY	85,000	110,375
0.56%[2]	6-Month JPY LIBOR	N/A	11/02/46	JPY	62,000	43,335
Total						$438,925

[1] Fund pays a floating rate and receives the fixed rate.
[2] Fund pays a fixed rate and receives the floating rate.
[3] Forward Swap.

Centrally Cleared Inflation Swaps
Reference Entity	Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
UK Retail Price Index All Items Monthly	3.53%[1]	11/15/21	GBP	393	$(11)
Harmonized Index of Consumer Prices	1.14%[1]	3/15/22	EUR	390	(545)
UK Retail Price Index All Items Monthly	3.57%[2]	11/15/26	GBP	393	4,800
UK Retail Price Index All Items Monthly	3.50%[2]	11/15/26	GBP	280	333
UK Retail Price Index All Items Monthly	3.54%[2]	3/15/27	GBP	860	5,043

26	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps (concluded)
Reference Entity	Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Harmonized Index of Consumer Prices	1.39%[2]	3/15/27	EUR	390	$2,001
Total					$11,621

[1] The Fund pays the floating rate and receives the fixed rate.
[2] The Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Holdings PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	300	$(6,696)	$701	$(7,397)
Caterpillar, Inc.	1.00%	BNP Paribas S.A.	12/20/21	USD	250	(5,313)	(4,184)	(1,129)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	55	1,174	3,068	(1,894)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	55	1,174	3,068	(1,894)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	35	748	1,953	(1,205)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	55	1,175	3,070	(1,895)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	55	1,174	3,047	(1,873)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	55	1,174	3,047	(1,873)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	252	5,382	13,561	(8,179)
LafargeHolcim Ltd.	1.00%	Citibank N.A.	12/20/21	EUR	150	(16,388)	(447)	(15,941)
Baloise Holding AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	105	(1,765)	(1,096)	(669)
Standard Chartered Bank	1.00%	BNP Paribas S.A.	12/20/21	EUR	13	(189)	114	(303)
Time Warner, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	125	(3,836)	(1,974)	(1,862)
Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	75	(159)	333	(492)
Auchan Holding S.A.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	200	(4,445)	(4,355)	(90)
Banco Bilbao Vizcaya Argentaria	1.00%	Bank of America N.A.	6/20/22	EUR	60	572	863	(291)
Banco Bilbao Vizcaya Argentaria	1.00%	BNP Paribas S.A.	6/20/22	EUR	60	572	863	(291)
Banco Bilbao Vizcaya Argentaria	1.00%	BNP Paribas S.A.	6/20/22	EUR	90	858	1,050	(192)
BNP Paribas	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	150	(1,138)	(726)	(412)
Daimler AG	1.00%	Citibank N.A.	6/20/22	EUR	100	(2,735)	(2,733)	(2)
Federation of Russia	1.00%	Bank of America N.A.	6/20/22	USD	515	16,189	22,112	(5,923)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	1,030	32,380	44,647	(12,267)
Federation of Russia	1.00%	Bank of America N.A.	6/20/22	USD	1,030	32,379	44,787	(12,408)
Federation of Russia	1.00%	Bank of America N.A.	6/20/22	USD	310	9,745	13,880	(4,135)
Metro AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	100	1,238	1,411	(173)
Pernod Ricard S.A.	1.00%	Citibank N.A.	6/20/22	EUR	114	(2,626)	(2,518)	(108)
Pernod Ricard S.A.	1.00%	Citibank N.A.	6/20/22	EUR	11	(253)	(243)	(10)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	681	(43,752)	(32,898)	(10,854)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	2,479	(22,479)	(6,557)	(15,922)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	1,380	63,930	70,596	(6,666)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	560	25,943	28,648	(2,705)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	344	15,936	17,559	(1,623)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	266	12,322	13,458	(1,136)
Credit Agricole SA	1.00%	Goldman Sachs International	6/20/22	EUR	150	(1,504)	(1,375)	(129)
Heidelberg Cement AG	5.00%	Goldman Sachs International	6/20/22	EUR	120	(27,566)	(27,278)	(288)
ITV PLC	5.00%	Barclays Bank PLC	6/20/22	EUR	75	(15,441)	(14,687)	(754)
Repsol S.A.	1.00%	Barclays Bank PLC	6/20/22	EUR	100	(322)	(381)	59
Rolls Royce Motor Company	1.00%	Goldman Sachs International	6/20/22	EUR	105	272	330	(58)
TDC Group	1.00%	BNP Paribas S.A.	6/20/22	EUR	100	1,134	1,082	52
Societe Generale	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	150	(1,107)	(645)	(462)
Solvay S.A.	1.00%	Goldman Sachs International	6/20/22	EUR	135	(2,242)	(2,078)	(164)
Total Capital S.A.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	100	(2,873)	(2,670)	(203)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (concluded)
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Valeo S.A.	1.00%	Bank of America N.A.	6/20/22	EUR	47	$(1,048)	$(1,000)	$(48)
Total						$61,594	$185,403	$(123,809)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/21	A-	EUR	29	$(259)	$(1,854)	$1,595
Deutsche Bank AG	1.00%	Goldman Sachs International	12/20/21	A-	EUR	29	(259)	(1,894)	1,635
BP Capital Markets America, Inc.	1.00%	Goldman Sachs International	6/20/22	A-	EUR	100	1,306	1,377	(71)
Finmeccanica Finance SA	5.00%	Goldman Sachs International	6/20/22	NR	EUR	80	16,293	14,868	1,425
Finmeccanica Finance SA	5.00%	Goldman Sachs International	6/20/22	NR	EUR	10	1,944	1,913	31
Enel SpA	1.00%	Goldman Sachs International	6/20/22	BBB+	EUR	120	62	196	(134)
Royal Dutch Shell PLC	1.00%	Bank of America N.A.	6/20/22	A	EUR	100	2,059	1,936	123
Telefonica SA	1.00%	JPMorgan Chase Bank N.A.	6/20/22	BBB	EUR	100	(187)	(379)	192
Total							$20,959	$16,163	$4,796

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	395	$(306)	—	$(306)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	5,759	(6,839)	—	(6,839)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	4,799	(5,934)	—	(5,934)
9.98%[1]	3-Month KRW CDC	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	11,700	(1,055)	—	(1,055)
9.98%[1]	3-Month KRW CDC	JPMorgan Chase Bank N.A.	N/A	1/02/18	BRL	11,700	(1,055)	—	(1,055)
9.99%[1]	3-Month KRW CDC	Citibank N.A.	N/A	1/02/18	BRL	11,700	(1,186)	—	(1,186)
12.10%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	5,430	(19,706)	—	(19,706)
1.51%[2]	3-Month KRW CDC	Citibank N.A.	N/A	3/17/18	KRW	2,500	—	—	—
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	36,000	(1,819)	—	(1,819)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/21/18	MXN	30,000	(1,256)	—	(1,256)
6.92%[2]	28-day MXIBTIIE	UBS AG	N/A	11/28/18	MXN	13,884	(2,436)	—	(2,436)
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/28/18	MXN	51,200	(6,329)	—	(6,329)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	29,045	(3,590)	—	(3,590)
6.94%[2]	28-day MXIBTIIE	BNP Paribas S.A.	N/A	11/29/18	MXN	26,116	(4,143)	—	(4,143)
1.21%[2]	3-Month KRW CDC	BNP Paribas S.A.	N/A	8/17/19	KRW	1,600,000	(13,293)	—	(13,293)
1.21%[2]	3-Month KRW CDC	JPMorgan Chase Bank N.A.	N/A	8/18/19	KRW	1,600,000	(13,107)	—	(13,107)
9.73%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	7,020	5,866	—	5,866
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	7,020	5,866	—	5,866
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	7,020	5,866	—	5,866
10.98%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	1,140	9,917	—	9,917
11.00%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	2,279	20,352	—	20,352
11.02%[2]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	1,214	11,048	—	11,048
11.10%[2]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	1,110	10,669	—	10,669
11.38%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	303	3,715	—	3,715
7.64%[1]	28-day MXIBTIIE	UBS AG	N/A	11/18/26	MXN	3,541	(3,287)	—	(3,287)
7.71%[1]	28-day MXIBTIIE	BNP Paribas S.A.	N/A	11/19/26	MXN	6,859	(8,155)	—	(8,155)
1.45%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	9/20/27	CZK	2,570	(3,087)	—	(3,087)

28	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (concluded)
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.45%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	N/A		9/20/27	CZK	14,860	$(17,850)	—	$(17,850)
3.23%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/20/17	[3]	9/20/27	HUF	183,610	(25,879)	—	(25,879)
Total								$(67,013)	—	$(67,013)

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.
[3] Forward Swap.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
BZDIOVER	Brazil Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
MXN	Mexican Peso
NOK	Norwegian Krone
OTC	Over-the-Counter
PLN	Polish Zloty
RB	Revenue Bonds
RUB	Russian Ruble
SEK	Swedish Krona
STIBOR	Stockholm Interbank Offered Rate
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$112,313	—	$112,313
Common Stocks	$226,824	—	—	226,824
Corporate Bonds	—	51,831,762	—	51,831,762
Foreign Agency Obligations	—	83,254,638	—	83,254,638
Investment Companies	2,194,339	—	—	2,194,339
Municipal Bonds	—	528,377	—	528,377
Non-Agency Mortgage-Backed Securities	—	2,532,392	—	2,532,392
Preferred Securities	—	1,548,562	—	1,548,562
U.S. Government Sponsored Agency Securities	—	26,912,847	—	26,912,847
U.S. Treasury Obligations	—	41,712,429	—	41,712,429
Warrants	8,968	15,750	—	24,718
Short-Term Securities	934,040	11,686,949	—	12,620,989
Options Purchased:
Foreign currency exchange contracts	—	427,674		427,674
Equity contracts	270,975	—	$206	271,181
Interest rate contracts	108,875	523,490	—	632,365

Total	$3,744,021	$221,087,183	$206	$224,831,410

30	BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	—	$(8,644,964)	—	$(8,644,964)
TBA Sale Commitments	—	(8,443,601)	—	(8,443,601)

Total	$3,744,021	$203,998,618	$206	$207,742,845

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$2,362,975	—	$2,362,975
Credit contracts	—	85,950	—	85,950
Equity contracts	$5,787	—	—	5,787
Interest rate contracts	37,540	2,376,265	—	2,413,805
Other contracts	—	12,177	—	12,177
Liabilities:
Foreign currency exchange contracts	—	(2,805,468)	—	(2,805,468)
Credit contracts	—	(137,698)	—	(137,698)
Equity contracts	(3,030)	—	—	(3,030)
Interest rate contracts	(666,254)	(2,480,469)	—	(3,146,723)
Other contracts	—	(556)	—	(556)

Total	$(625,957)	$(586,824)	—	$(1,212,781)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, interest rate caps and options written. Swaps, futures contracts, forward foreign currency exchange contracts and interest rate caps are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $36,538,047 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.	MARCH 31, 2017	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 23, 2017